Exhibit 99.8

Unique LoanID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
30000100	3	[3] Collection Comments - Incomplete -: Missing 03/19/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2017.  Borrower called in and stated she paid $2,508.00 through online bill payment system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30000101	3	[3] Collection Comments - Incomplete -: Missing 03/19/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30000102	3	[3] Collection Comments - Incomplete -: Missing 05/01/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/31/2018
30000103	3	[3] Collection Comments - Incomplete -: Missing 03/21/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  The borrower called on 11/28/2017 stating they never received their monthly statement. The servicer advised it was issued on 11/20/2017 and there was no evidence of it being returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/21/2018
30000104	3	[3] Collection Comments - Incomplete -: Missing 03/22/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018.  Borrower called to reset online password and ask about 1098 tax form. Servicer advised 1098 was mailed and sent another copy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30000105	3	[3] Collection Comments - Incomplete -: Missing 03/21/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/21/2018
30000106	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000107	3	[3] Collection Comments - Incomplete -: Missing 05/01/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2017.  Borrower called in and requested an auto ACH form that the servicer emailed to the borrower. The borrower was informed of the principal balance and maturity date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	12/8/2017
30000109	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  The borrower called to verify the 5K was put into principle.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/19/2018
30000110	3	[3] Collection Comments - Incomplete -: Missing 01/26/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/26/2018
30000111	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018.  The borrower made a payment in the amount of $1870.87
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000112	3	[3] Collection Comments - Incomplete -: Missing 03/19/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower was contacted on 02/28/2018 to advise them another payment was drafted in error and the money would be refunded. The borrower had no questions and the call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30000113	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017.  The borrower advised on 12/18/2017 that they no longer have any issues with affording the payments. However, they wanted to apply for a refinance to attempt to lower the monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  A hearing is set for XX/XX/XXXX for the motion to dismiss the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/31/2018
30000114	3	[3] Collection Comments - Incomplete -: Missing 04/13/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  The borrower scheduled a payment in the amount of $1140.20..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30000115	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000116	3	[3] Collection Comments - Incomplete -: Missing 04/13/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018.  A wellness call to the borrower was made on 01/23/2018. The borrower advised there were no issues and the call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30000117	3	[3] Collection Comments - Incomplete -: Missing 03/24/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/13/2017
30000118	3	[3] Collection Comments - Incomplete -: Missing 03/20/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30000119	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018.  The borrower was contacted provided one time draft in the amount of $1889.74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30000120	3	[3] Collection Comments - Incomplete -: Missing 03/24/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	12/7/2017
30000121	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	12/8/2017
30000122	3	[3] Collection Comments - Incomplete -: Missing 04/24/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  Borrower called asking if late fee could be waived for NSF check.  Request sent for approval.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/24/2018
30000123	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 10/21/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/6/2018
30000124	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  Borrower advised emails have been received and forwarded to the Insurance Department to be addressed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000125	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2017.  the customer returned the call to make the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000126	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2017.  Agent advised the borrower of the notice of intent  and the total amount due. Borrower advised that the loan modification is pending and should be finalized soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000127	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  Borrower called regarding statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000128	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Outbound call to confirm payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000130	3	[3] Collection Comments - Incomplete -: Missing 03/28/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  The borrower was upset that the payment amount increased.  Serviced explained it was due to an escrow increase and explained the break down of amounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/28/2018
30000131	3	[3] Collection Comments - Incomplete -: Missing 04/24/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  Borrower scheduled a draft for the 04/2018 payment in the amount of $1,142.34. Borrower advised of being aware of late fees accumulating.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/24/2018
30000132	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/02/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018.  Borrower called to schedule draft for $3200.00 dated for 05/25/2018
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/20/2017.  The dispute type is Written and the reason is escrow.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 11/20/2017, the borrower disputed the insurance being included in escrow; stating that pays them directly.   A copy of the insurance policy was received and reviewed on 11/29/2017.  On 01/23/2018, The customer was informed that the request to remove the wind insurance was denied due to a lapse in coverage from 11/2016 - 02/2017.  The insurance premium was paid on 01/31/2018 and the dispute appears resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30000133	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  On 12/6/2017 Borrower called to ask whether the servicer accepted credit cards as other type of payment and servicer said they did not.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000134	3	[3] Collection Comments - Incomplete -: Missing 03/08/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2017.  The borrower called in with their insurance agent to ask for escrow to be added.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/8/2018
30000135	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018.  Borrower called and scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/15/2018
30000136	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  On 4/13/2018 the borrower referenced possibly completing a short sale and the servicer went over different loss mitigation options. On 4/19/2018 they discussed the escrow analysis and having the increase spread over 36 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000137	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  The borrower called in and stated received statement from his retirement. The agent advised borrower to send to account manager and borrower stated will fax.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000138	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  Last contact was inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/16/2018
30000139	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018.  The borrower called and stated they had not received their tax forms. The borrower advised the mailing address should be the same as the property address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000140	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  The borrower called with a tax inquiry.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000141	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Servicer called regarding NSF check from 04/16/2018. Borrower stated he made another payment 04/19/2018 in the amount of $4227.66.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/23/2018
30000142	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2018.  On 4/14/2018 Borrower scheduled six payments: 4/16/2018 $2311.46, 5/15/2018 $2311.46, 6/15/2018 $2311.46, 7/16/2018 $2311.46, 8/15/2018 $2311.46, and 9/15/2018 $2288.57.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/14/2018
30000143	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  The borrower called to make a one time payment for $831.15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX/XX/XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/31/2018
30000144	3	[3] Collection Comments - Incomplete -: Missing 04/23/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  The borrower made a payment in the amount of $1955.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX/XX/XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/23/2018
30000145	3	[3] Collection Comments - Incomplete -: Missing 03/23/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  On 2/6/2018 Borrower called in regarding a letter received from servicer regarding the PMI.. On 7/18/2017 the Borrower wanted information about a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/23/2018
30000146	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  Outbound call to inform borrower of payment change. The borrower advised is aware of the change and had no further question.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: FEMA disaster declared 09/20/2017.
				05/31/2018	3/1/2018
30000147	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2018.  The borrower made a payment in the amount of $1615.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: FEMA disaster declared 09/20/2017, no impact.
				05/31/2018	6/13/2018
30000148	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	11/16/2017
30000149	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  The borrower called to notify the servicer that some problems arose with their bank account and they needed to close it and open a new account. Servicer advised to call back after the scheduled payment was bounced to ask for the NSF fees to be waived and to schedule a new payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/6/2018
30000150	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  The borrower called in and advised that he posted a payment online and waned the payment cancelled and redrafted for a earlier date. The agent cancelled the payment and the borrower authorized agent to process payment in amount of $2459.63 and provided borrower with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000151	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018.  On 05/24/2018, an authorized third party called and stated they received a statement showing they were delinquent and the servicer advised to disregard the letter. Servicer received call from authorized third party (ATP); spouse on 06/13/2016 in regards to letter they received referencing approval for repayment plan.  Associate advised ATP they can disregard as the loan is on track and next due for 06/01/2016.  Comment dated 06/08/2016 shows borrower declined the modification process and prefer to keep up with the bankruptcy plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.  Chapter 13 was converted to a 7 on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/4/2018
30000152	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/26/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  The borrower scheduled a payment.  The agent advised that the lender placed insurance has been paid.  The customer was informed that the home owners insurance policy had never been received and there is a pending adjustment.  The caller promised to contact the insurance company and follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/30/2018
30000153	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2017.  On 11/7/2017 Borrower called in to schedule a payment and allocate money from suspense be applied. Servicer advised Borrower of payment amount change to occur in December and the amount left due for hte escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/5/2018
30000154	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018.  The borrower called in to make a payment by phone. The borrower was provided with a confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30000155	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Comments on XX/XX/XXXX indicated a notice of payment change was filed with the court on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000156	3	[3] Collection Comments - Incomplete -: Missing 04/23/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Borrower believes that a modification took place just prior to the service transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/23/2018
30000158	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  On 4/12/2018 Borrower called in to schedule a payment in the amount of $1369.04 by 4/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000159	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/21/2018
30000160	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2017.  The borrower called in wanting to know payment for July from escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000161	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2017.  The borrower advised from Hurricane Irma they are okay and the property did not suffer any damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000162	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  The borrower authorized a draft for $526.36 on 05/15/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30000163	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2017.  Inbound promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Amended POC was filed XX/XX/XXXX. Original POC was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Mod approved 5/26/17
				05/31/2018	5/4/2018
30000164	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2018.  The last contact was made on 2/24/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/16/2018
30000165	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Inbound call borrower requested payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000166	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/26/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2018.  Borrower called in to advise she will pay late fees in the amount of $30.29 next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000167	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  An authorized third party called for unspecified account maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000168	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Called borrower and payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Previous property damage appears resolved.
				05/31/2018	5/3/2018
30000170	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2017.  A welcome call made to borrower and information on the account was verified. 10/31/2017-Borrower called to inquire about over due amount .Advised payment received 10/12.Also wanted to know if ACH was set up and rep confirmed it was.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/6/2018
30000171	3	[3] Collection Comments - Incomplete -: Missing 03/01/2018 - 05/31/2018 [3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  Borrower called in confirm payment was received and was advised it was received on 02/27/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/1/2018
30000172	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  The borrower called in and upon verifying the account the call was dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000173	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2018.  The borrower made a one time draft payment in the amount of $591.59
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Delinquent taxes were paid on 10/19/2017
				05/31/2018	4/15/2018
30000174	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/26/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Borrower called in advised receives income the 2nd Wednesday of the month. Servicer went over due date and grace period with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000176	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2017.  Borrower called in to request payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000177	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/24/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000178	3	[3] Title / Lien Defect - Mortgagor Deceased - In Probate
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/11/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2017.  The executor borrower advised that the property is rented.  The agent confirmed the account was reinstated and next due for 07/11/2017.  Borrower is deceased and In Probate.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: Prior foreclosure proceedings were dismissed on XX/XX/XXXX as the loan was reinstated.
				05/31/2018	3/10/2018
30000179	3	[3] Collection Comments - Incomplete -: Missing 04/09/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/24/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/9/2018
30000180	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000181	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2017.  Received inbound call from authorized third party, requesting for us to change the auto ach payment from the 15th to the 21st of the month. I advised the authorized third party that we would have to cancel the existing and a new form will have to be filled out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/23/2018
30000182	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/20/2018
30000183	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  The borrower made a one time draft payment in the amount of $3696.60
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000184	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  The borrower called in and advised sent in the adjusters report and check yesterday. The agent advised that the loss  draft packet is being sent. The claim check received is in amount of $59,955.74.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated 04/16/2018 reflects a insurance claim was filed for roof damage and claim check was received in amount of $59,955.75. The borrower was advised that a loss draft package will be sent out. Unable to verify cause of loss or date of loss.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/18/2018
30000185	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  Inbound call to verify payment set up and if pending modification docs had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000186	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/2/2018
30000187	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2018.  Borrower called in to schedule the June payment for $4327.26.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30000188	3	[3] Collection Comments - Incomplete -: Missing 04/13/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30000189	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018.  Borrower returning call due to voicemail recieved this morning.  Borrower gave authorization to leave a voicemail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000190	3	[3] Collection Comments - Incomplete -: Missing 04/13/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2017.  Borrower called in inquiring on a CIP, Transferred call to AM.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30000191	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  The borrower called in and agent confirmed payment for 171.60 on 02/02/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/16/2018
30000192	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2017.  Borrower inquired regarding FEMA disaster options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/29/2018
30000193	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Last contact was in regards to a possible refinance.  Application sent to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/8/2018
30000194	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  Borrower scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000195	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018.  The borrower contacted the servicer on 04/07/2018 to authorize a payment in the amount of $3,575.94.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/19/2015.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower received the modification agreement and stated the home value has decreased and sent an appeal on 02/19/2015.  Appeal was reviewed and on 03/09/2015 no changes were made to the agreement and the offer stands and a new agreement was sent to borrower. Comment dated 03/27/2015 shows borrower stated they sent in the payment with the application but was not received and the process was closed and was advised to reapply.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Motion for relief was referred on XX/XX/XXXX. Chapter 7 bankruptcy case # XXX was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure on XX/XX/XXXX and was restarted on XX/XX/XXXX due to bankruptcy filing.  Proceedings were closed with the booking of modification on XX/XX/XXXX.
				05/31/2018	5/6/2018
30000196	3	[3] Collection Comments - Incomplete -: Missing 02/02/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/23/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  The borrower inquired about paying the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/2/2018
30000197	3	[3] Collection Comments - Incomplete -: Missing 04/05/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/17/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018.  Borrower called for general account status.  Advised no longer with account maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/5/2018
30000198	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2018.  Borrower authorized payment in the amount of $600.00 for 04/30/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000199	3	[3] Collection Comments - Incomplete -: Missing 04/25/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/26/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  Borrower returned call regarding NSF, but payment was applied so borrower could disregard.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/25/2018
30000201	3	[3] Collection Comments - Incomplete -: Missing 04/10/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/10/2018
30000203	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/30/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2017.  Borrower called in requesting help with payments. Borrower stated prior to transfer they applied for Loss Mitigation with prior Servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/30/2018
30000204	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/13/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018.  The borrower made a one time draft payment in the amount of $1860.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000207	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 03/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018.  The borrower requested a copy of their payment history be sent to them via the mail.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000208	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  Borrower called o find out if the loan was transferred. Advised the loan will transfer on 6/1/18 and we will accept payment up until 5/31/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000209	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/17/2018.  The last payment was received on 05/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2017.  Borrower called to get the password reset rep advised of the link to reset the password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/15/2018
30000210	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/04/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/14/2018
30000211	3	[3] Collection Comments - Incomplete -: Missing 04/02/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2017.  Borrower called advised the payment was wired today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/2/2018
30000212	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000213	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/15/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  Borrower called wanting general account information, when payment last changed, amount of escrows and dates disbursed, and confirmation all  payments received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000214	3	[3] Collection Comments - Incomplete -: Missing 04/16/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  The borrower was contacted and advised they would have to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/16/2018
30000215	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  The borrower requested to change the mailing address to a post office box.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000216	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  The borrower called in to ensure tax information has been updated properly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000217	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/16/2018
30000218	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018.  Borrower called in requesting for their online password to be reset. The borrower also made a payment for $1100.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/04/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing the fact that his payment should be up to date. Agent went over the payments and it appears the issue is closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/16/2018
30000220	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/07/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  The borrower called to speak with their Account Manager that they have been in contact with recently. The servicer advised they were unavailable, however they could transfer the borrower to the AM's voice mail. The borrower agreed, no further details or contact noted. Noted 05/103/2018 property has hurricane damages from Hurricane Irma, borrower received another insurance claim check and is working with servicer on loss draft process. Borrower also requested the recent escrow analysis to be re-analyzed and the shortage spread over 60 months to assist with payment as the hurricane damage has used the borrower's saving account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Hurricane Irma damage. Damage to roof from wind. The borrower is working with servicer to process the loss draft checks received. At the beginning the claim was monitored, however is now being monitored due to increase in payment to the borrower. Servicer advised on 03/15/2018 another property inspection will need to be completed.  The damage repair amount is estimated at $8,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/17/2018
30000221	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018.  Borrower advised that she will be making a payment online tomorrow
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The loan was modified prior to the collection comments provided.
				05/31/2018	6/6/2018
30000222	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018.  Borrower called to discuss the payment on 1/18/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/16/2018
30000223	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  Borrower payment drafting on 04/20/2018 in the amount of $501.45.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/11/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  An electronic dispute was received from a credit reporting agency; servicer sent a response and issue appears to be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/21/2018
30000224	3	[3] Collection Comments - Incomplete -: Missing 04/27/2018 - 05/31/2018 [3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  The borrower called in and stated received his annual tax relief statement for his disability status and advised will fax to the customer service inbox for forwarding to the account manager or tax department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000225	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  Borrower called to make a payment in the amount of $1805.93.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/16/2018
30000226	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  The borrower called in wanting to verify that the payment is scheduled for tomorrow 04/24/2018. The agent confirmed that there is a payment scheduled for $1200.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000227	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2017.  B1 WILL   Call and spoke with borrower one, the borrower will be making a payment after the 19th of the month. Sending out another lost mitigation applicatioin per borrower one request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000228	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2017.  The customer called because they are unable to register their online account due to the user name combinations being rejected. Researched and confirm that the usernames should only be rejected based on if it is already being in use. Advised the borrower to use her name as basis for the user name  but the problem persisted. Escalated to account manager. The borrower also made a payment in the amount of $979.67.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/15/2018
30000229	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018.  Account inquiry.  Onetime draft dated 01/15/2018, 02/10/2018, 03/10/2018, 04/10/2018. 05/10/2018 and 06/09/2018 for $1202.69.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/15/2018
30000230	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/28/2018.  The last payment was received on 02/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018.  The borrower called in to see why the escrow has changed and were advised a tax increase was the cause.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: 02/14/2018 Borrower stated they sold the property.
				05/31/2018	6/1/2018
30000231	3	[3] Collection Comments - Incomplete -: Missing 04/16/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2017.  The borrower called for account maintenance.  The password was reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/16/2018
30000232	3	[3] Collection Comments - Incomplete -: Missing 01/24/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  Borrower called in to see if December payment can be deferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/24/2018
30000233	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  Borrower called in to schedule payment for today and January for 12/28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000234	3	[3] Collection Comments - Incomplete -: Missing 04/17/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  Borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/17/2018
30000235	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000236	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2017.  Borrower called in to state not affected by hurricane.  Welcome call attempted but not comfortable verifying information will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/6/2018
30000237	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  Borrower called in regarding incomplete letter received. Servicer advised borrower not sure the reason it was imitated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000238	3	[3] Collection Comments - Incomplete -: Missing 04/16/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  The borrower made a one time draft payment in the amount of $1307.09
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/16/2018
30000239	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2018.  Borrower scheduled the 05/01 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/5/2018
30000240	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/30/2018
30000241	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  Borrower made a one time payment and requested to have the confirmation emailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/16/2018
30000242	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  Called borrower, scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000243	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  The borrower called and scheduled a payment for $683.76.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/6/2018
30000245	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  The borrower made a one time draft payment in the amount of $153.74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000246	3	[3] Collection Comments - Incomplete -: Missing 04/13/2018 - 05/31/2018 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  Last borrower contact was to make payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/13/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute to Credit Bureau for current and prior account status and payment rating regarding delinquency. Borrower attests that they have never been late.  A prior response was sent for the same dispute 01/06/2017.  Notes indicate that  Matched response was sent to Borrower 03/09/2017, and on 03/14/2016, additional EOSCAR dispute was received from TRU.  Notes state that Credit Reporting is accurate.  Borrower has been current since MOD was completed, but previously Borrower was 180+ days behind.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30000247	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018.  Inbound call to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000248	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  Inbound call to make payment in the amount of $644.04 for 04/12/2018. The servicer processed the payment and provided borrower with a confirmation number. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000249	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  Authorized third party inbound call to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000250	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/6/2018
30000251	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/20/2018
30000252	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  The borrower made a one time draft payment in the amount of $744.50
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000253	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/10/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2018.  Borrower made a draft for $1246.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/5/2018
30000254	3	[3] Collection Comments - Incomplete -: Missing 05/01/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2017.  Servicer contacted borrower to see if interested in refinancing. Borrower advised yes, but is at work and will call back at 5:00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	12/19/2017
30000256	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  Borrower informed servicer that they are doing the repairs themselves.  No contractor.  Insurance funds being disbursed to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/31/2018
30000257	3	[3] Collection Comments - Incomplete -: Missing 03/26/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018.  The borrower made a payment via check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/26/2018
30000258	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2017.  Inbound call for payment verification and loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000259	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018.  Borrower called about the payment changes.  Borrower was interested in refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30000260	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2017.  Last contact was inbound call to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000261	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2017.  Inbound call to verify payment receipt.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000262	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  Outbound call to borrower who arranged a payment for $1108.04, effective 5/10/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000263	3	[3] Collection Comments - Incomplete -: Missing 04/30/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/30/2018
30000264	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2018.  The borrower made a one time draft payment in the amount of $1062.27
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000265	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017.  Inbound call from 3rd party to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/30/2018
30000266	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  The borrower inquired about the recent billing statement indicating the account is due for 2 months. The servicer advised the account was current and the billing statements are generated on the 10th of the month which may have not included the prior month's payment.  Noted 02/02/2018 the borrower requested the prior cease and desist from 09/25/2015 be removed from the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Noted 02/02/2018 borrower stated has a claims check for $12,393.86. Servicer started the insurance claim process and sent paperwork to borrower. First draw disbursed on 04/03/2018 for $4131.29; awaiting 50% completion inspection. No further details provided on property damage type.  The damage repair amount is estimated at $12,393.86.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Borrower's hazard coverage has been dropped by XXX due to too many claims submitted.  Borrower to obtain insurance via XXX as of comments on 4/28/18.
				05/31/2018	5/7/2018
30000267	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  The borrower called in on 4/06/2018 and was transferred to their account manager.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000268	3	[3] Collection Comments - Incomplete -: Missing 03/01/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017.  The borrower called and made a payment in the amount of  $983.63.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/1/2018
30000269	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  The borrower called with their son on the line, the borrower gave us a one time authorization to speak with their son. The borrower and third party wanted to confirm if the check they received was from the escrow department. Confirmed yes the check is indeed an escrow refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000270	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  Servicer called and spoke with the authorized third party on the account and discussed the insurance claim on the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000271	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018.  Authorized third party called and advised the borrower no longer wants to pursue the business as usual modification program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  The prior bankruptcy filed on XX/XX/XXXX was discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000272	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  The borrower made a one time payment in the amount of 1622.13
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The comments indicated there was a cease and desist flag on the account which was removed at the borrower's request.
				05/31/2018	5/8/2018
30000273	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/20/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000274	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/04/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  Inbound escrow call regarding escrow and advised borrower if he is to dispute he needs to do it in writing.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/12/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower requesting update and stating on time. Servicer verified reporting is correct as current as of 01/31/2017. Payment history shows current from time after loan modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Details of the bankruptcy not provided. Unable to determine POC filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/6/2018
30000275	3	[3] Collection Comments - Incomplete -: Missing 03/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/22/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2017.  Borrower called in with general account questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/12/2018
30000276	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/13/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2018.  Borrower contact made and payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000278	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/16/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  Borrower called regarding insufficient funds issue and set up payment to rectify the situation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/20/2018
30000280	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/09/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018.  Borrower inquired about signing up for auto ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is stay lifted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30000281	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/29/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000282	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/28/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  The borrower thought the account was due for April but was advised still due for March.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/31/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower thought she was due for April but was advised still due for March.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000283	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/24/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2017.  Discussed welcome letter and account details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000284	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/24/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000285	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/16/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  The borrower inquired about their 1098 year end statement; agent advised it was sent out on 01/29/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000286	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2018.  Borrower called to see why his draft is not reflected on the account. Agent advised that it should take 2-3 business days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/21/2018
30000287	3	[3] Collection Comments - Incomplete -: Missing 04/04/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017.  Authorized third party called regarding account maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/4/2018
30000288	3	[3] Collection Comments - Incomplete -: Missing 04/18/2018 - 05/31/2018 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018.  Servicer contacted borrower and scheduled payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/11/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the 10 late payments being reported to the credit bureaus per comments on 05/11/2017. A problem resolution letter was mailed to the borrower on 05/17/2017 with the prior carrier information and current credit information. No further communication from the borrower is noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/18/2018
30000289	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/18/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2017.  Borrower called in to discuss the changes to the payment amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/27/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the rate and payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/29/2018
30000290	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018.  Borrower is divorced and spouse lives in the house and makes the payment.  Borrower wanted password added to the account and wanted to make sure the account does not go delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000291	3	[3] Collection Comments - Incomplete -: Missing 04/16/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called in to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/16/2018
30000292	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  Borrower called in regarding payment adjustment due to escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000293	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018.  Borrower was contacted regarding payment and advised will schedule it online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/6/2018
30000294	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2017.  Borrower said would make payment via website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000295	3	[3] Collection Comments - Incomplete -: Missing 04/05/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  Borrower indicated she has been dealing with an illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/5/2018
30000296	3	[3] Collection Comments - Incomplete -: Missing 03/10/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2017.  Welcome call, added phone number to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.  Relief Effective XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000298	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  Borrower called to confirm flood insurance premium was paid and was advised that it was.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/6/2018
30000299	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/28/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000300	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/29/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  Borrower phoned in a payment in amount of $1628.60 for 04/04/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000301	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2018.  Borrower called in payment and also inquired about insurance questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000302	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2017.  Welcome call competed and draft made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000303	3	[3] Collection Comments - Incomplete -: Missing 04/23/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/25/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/23/2018
30000304	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  Borrower called in and scheduled a payment for $830.14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000305	3	[3] Collection Comments - Incomplete -: Missing 04/23/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  The borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/23/2018
30000306	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  Borrower called to make a one time draft payment $789.32 via telephone with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000307	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  Borrower called in authorized a one time draft in the amount of $496.06
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30000308	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018.  Borrower called in and wanted to confirm that the February and March payment was received, the staff confirm payments received and posted with a next due of April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000309	3	[3] Collection Comments - Incomplete -: Missing 04/09/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/22/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2017.  The borrower made a one time draft payment in the amount of $454.82
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/9/2018
30000310	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018.  the customer called to make a one time draft payment in the amount of $749.19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000311	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/19/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  The customer called to make a one time draft in the amount of $946.37
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy was closed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000313	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2017.  Borrower request to speak with AM, not available, left voicemail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000314	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/26/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  The borrower called to make a payment of $1382.20 for 05/04/2018. The servicer processed payment and provided borrower with confirmation number. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/5/2018
30000316	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  The borrower made a one time draft payment in the amount of $1020.59
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000317	3	[3] Collection Comments - Incomplete -: Missing 04/21/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/16/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018.  Borrower explained the reason for the payment adjustment is due to escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/21/2018
30000318	3	[3] Collection Comments - Incomplete -: Missing 04/25/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/02/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017.  Servicer made a welcome call and advised borrower payment address. Borrower advised ex wife lives at the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/25/2018
30000319	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/20/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018.  Borrower advised the payment has already been issued. No payment information was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000320	3	[3] Collection Comments - Incomplete -: Missing 04/20/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/20/2018
30000321	3	[3] Collection Comments - Incomplete -: Missing 04/13/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/16/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  The borrower contacted the servicer on 04/13/2018 to authorize a payment in the amount of $569.02.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30000322	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  Borrower payment scheduled in the amount of $956.08.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30000323	3	[3] Collection Comments - Incomplete -: Missing 04/30/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower made a one time draft payment in the amount of $1272.48
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/30/2018
30000324	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: Borrower is currently on the hardest hit fund program.
				05/31/2018	5/4/2018
30000325	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  The customer called in with online issues. Transferred the call to customer service for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000327	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/09/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Borrower stated will call back to make a payment on account. The borrower stated they have are dealing with the recent and sudden death of their Mother.  Noted 05/01/2018 a payment of $764.66 was made on  the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000328	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2017.  Spoke to borrower regarding payment arrangements and borrower indicated her and borrower two are divorced and other borrower is not authorized on account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/15/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Per comments dated 2/17/2017, the borrower claims information is inaccurate.  Lender verified reporting is correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000329	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  The borrower contacted the servicer on 04/06/2018 to authorize a payment in the amount of $1,155.79.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/5/2018
30000330	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/27/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Borrower advised homeowners insurance company cancelled due to repairs needed to be fixed prior to insuring the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000331	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2018.  Contact made with borrower and payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000332	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2017.  Borrower stated the October payment was mailed out on 10/03/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000333	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/20/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower contacted the servicer on 04/30/2018 to authorize 3 payments: $1,700 to be drafted on 04/30/2018, $128 and $128.38 to be drafted on 05/03/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is stay lifted.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000334	3	[3] Collection Comments - Incomplete -: Missing 04/14/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2018.  Discussed grace period and updated account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/14/2018
30000336	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  Borrower has payments scheduled to draft in the amount of $1,072.28 on 01/01, 02/02, 03/03/2018. Borrower advised can set monthly auto drafts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/6/2018
30000337	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  Borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000339	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower called to get a copy of their home owners insurance policy and policy number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000340	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  Borrower called in and make a payment in the amount of  $689.86.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000341	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2017.  The borrower called to schedule a payment in the amount of  $1049.31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Case was closed on XX/XX/XXXX. Motion for relief was not filed due to missing assignment.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The commentary dated 03/31/2017 reflects and active cease and desist.
				05/31/2018	5/4/2018
30000342	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  The borrower called and scheduled a payment in the amount of $1186.50.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000343	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018.  Borrower made a  payment in the amount of $1,836.28 drafting on 05/24/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/24/2018
30000344	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  The borrower contacted the servicer on 04/12/2018 to authorize a payment in the amount of $2,499.57.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000346	3	[3] Collection Comments - Incomplete -: Missing 04/16/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower scheduled a one time draft for $1335.98, effective 2/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/16/2018
30000347	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2017.  Borrower called regarding a returned payment.  The borrower had used the wrong account number and arrangements were made to redo the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000348	3	[3] Collection Comments - Incomplete -: Missing 04/09/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  The borrower contacted the servicer on 04/09/2018 to authorize a payment in the amount of $1,471.40, to be drafted on 04/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/9/2018
30000349	3	[3] Collection Comments - Incomplete -: Missing 04/13/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  Borrower inquiry as to the amount owed. Advised amount reflects the modification that had taken place.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30000350	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  Advised borrower is not on auto draft.  Borrower and authorized third party on line said would mail in payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000351	3	[3] Collection Comments - Incomplete -: Missing 04/27/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  Borrower request to confirm that payment was made on 02/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000352	3	[3] Collection Comments - Incomplete -: Missing 04/22/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/13/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2018.  The borrower contacted the servicer on 04/22/2017 to authorize a payment in the amount of $1,211.97.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/22/2018
30000353	3	[3] Collection Comments - Incomplete -: Missing 02/06/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  Borrower inquired regarding escrow as it relates to acquiring his own insurance coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/6/2018
30000354	3	[3] Collection Comments - Incomplete -: Missing 04/18/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/28/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018.  Borrower made a payment scheduled for 04/30/2018. Borrower requested a call on 04/30/2018 to see if able to pay more than the amount scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/18/2018
30000355	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/11/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Borrower called to set up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000356	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/28/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/5/2018
30000357	3	[3] Collection Comments - Incomplete -: Missing 04/24/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  Borrower called regarding escrow and asked if the payment would change.  Advised no change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/24/2018
30000358	3	[3] Collection Comments - Incomplete -: Missing 02/08/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2017.  The servicer informed the borrower on 11/09/2017 of the insurance options that are available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  No further bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/8/2018
30000359	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  Borrower stated will make an online payment today. Borrower stated had account fraud causing the payment delay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30000360	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000361	3	[3] Collection Comments - Incomplete -: Missing 04/06/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  The last borrower contact was in regards to verifying the next due date; a payment was not scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/6/2018
30000362	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2018.  Borrower called in and said someone was on their property taking pictures and advised them that they were from a Realtor the Servicer hired.  Servicer advised they did not send anyone to the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000363	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2018.  Borrower advised has been ill. Requested account status. Confirmed ACH drafts are in place.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30000364	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  Authorized third party called to confirm that the letter for delinquent taxes were received. Agent advised that the letter was received but the taxes are not delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000365	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018.  The borrower called in to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000366	3	[3] Collection Comments - Incomplete -: Missing 04/27/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/20/2018.  The last payment was received on 05/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  The borrower called to confirm if taxes are paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000367	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  The borrower called wanting to cancel the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000368	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/22/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30000369	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/05/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000370	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/05/2018.  The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  The customer called and scheduled a payment in the amount of  $1103.76.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000371	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/02/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018.  Called borrower, read disclaimer and introduced new Account Manager.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000372	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/22/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2018.  Borrower wanted to notate the account that he had a death in the family but it should not affect his payments. He made a one time draft for $835.42.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30000373	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  Account inquiry.  Borrower also scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000374	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  The last borrower contact was in regards to making the monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Comments dated 09/19/2017 evidence FEMA Disaster  declared area for storms on 09/07/2017.
				05/31/2018	5/3/2018
30000375	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  The borrower advised the payment had been mailed on 03/25/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000376	3	[3] Collection Comments - Incomplete -: Missing 04/13/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/10/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Borrower stated that a payment was made on 02/16/2018 but the funds have noth been taken out of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30000377	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  The last contact was made on 1/6/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000378	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000379	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018.  Borrower payment draft scheduled. Payment information not disclosed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000380	3	[3] Collection Comments - Incomplete -: Missing 04/29/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/29/2018
30000381	3	[3] Collection Comments - Incomplete -: Missing 03/19/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017.  Advised borrower payment was received on 12/13/17. Borrower indicated she only gets paid once a month and has not been receiving billing statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30000382	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2018.  The last borrower contact was in regards to scheduling the payment in the amount of $1201.06
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A bankruptcy filed on XX/XX/XXXX was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000383	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2017.  The borrower called for account maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000384	3	[3] Collection Comments - Incomplete -: Missing 03/19/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 04/30/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30000385	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017.  Borrower will add email address and set up ACH online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000386	3	[3] Collection Comments - Incomplete -: Missing 04/21/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017.  Borrower called to advise will be paying online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/21/2018
30000387	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2018.  Borrower was introduced to his new account manager.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/4/2018
30000388	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  Borrower called about escrows.Borrower stated $24.72 late fee was added to the tax bill because the taxes were paid late. Borrower stated wants the Servicer to pay the penalty and not have it paid from escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000389	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018.  The borrower made a one time draft payment in the amount of $2096.08
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000390	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  The borrower made a one time draft payment in the amount of 1379.08
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000391	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/18/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Authorized 3rd party stated that the payment was mailed to XXX instead of XXX but XXX will be sending the funds back then she will forward it to XXX once received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000392	3	[3] Collection Comments - Incomplete -: Missing 04/28/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/06/2018.  The last payment was received on 04/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower advised that he will be making his payment on the 14th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/28/2018
30000393	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/03/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2018.  The borrower made a one time draft payment in the amount of $848.12
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000394	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/28/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018.  Borrower contacted briefly as he proceeded to advise representative that he is working and would like a call back at a later time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000395	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018.  Borrower called in asking if late fee could be waived. Informed could not waive after charge paid.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/05/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Agent advised that the payment was received and the payment research is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000396	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  Called and spoke with the borrower, the borrower advised that a payment was already made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/15/2018
30000397	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Borrower called in to say he just got off the phone with the Ins Dept. He did have flood Insurance on his account.  He sent in the Flood Ins Policy over to XXX to have this lender forced insurance taken off.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/16/2018
30000398	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  The borrower called in to provide a fax number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/14/2018
30000399	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/25/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  inbound call from borrower stating there is an issue with making payment online, it would not allow him to make modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/06/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/15/2018
30000400	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/25/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  The borrower was contacted on 02/05/2018 regarding payment.  The borrower requested a payoff.  The borrower was reporting issues making payments online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/12/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower wanted to know why all of the calls due to being current.  The servicer stated that more information is needed as there is a system discrepancy regarding the due date.  The loan should be current and due for 07/25/2017.  The commentary dated 07/18/2017 shows the due date was rolled and task was closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/8/2018
30000403	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018.  Account manager completed the welcome call and went over general loan details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30000404	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/12/2018.  The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018.  Authorized 3rd party(Borrowers Attorney) called in to inquire about a statement the borrower received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/8/2018
30000405	3	[3] Collection Comments - Incomplete -: Missing 04/16/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/17/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Collection comment reflect the property was located in a FEMA Disaster Declared on 6/11/16 for Storms April 26  2016
				05/31/2018	4/16/2018
30000406	3	[3] Collection Comments - Incomplete -: Missing 02/21/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/26/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Collection comment reflect the property was located in a FEMA Disaster Declared on Aug 30  2017 for Storms August 23  2017
				05/31/2018	2/21/2018
30000407	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2017.  inbound call from borrower to advise second letter has been received and wanted a copy of the FPI POL
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/26/2018
30000409	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  The borrower was locked out of the website and the password was reset.  The customer promised to pay online.  Owner occupancy was verified and the agent discussed the Hardest Hit Fund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30000411	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  Spoke with borrower and discussed the goodbye letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: No new collection notes.
				05/31/2018	6/8/2018
30000413	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  Inbound call from borrower advising that the loan is not longer in bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  The case was administratively closed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/20/2018
30000414	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2017.  Borrower updated contact information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The case was terminated on XX/XX/XXXX not discharged.  The cramdown amount was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/29/2018
30000415	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on XX/XX/XXXX as the loan was modified.
				05/31/2018	12/19/2017
30000416	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2017.  The authorized third party informed the servicer on 10/12/2017 that someone stopped by the property to take photographs.  The servicer advised that no one was authorized to take photographs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: No new collections notes for the file 5/30/2018
				05/31/2018	12/28/2017
30000417	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/23/2018
30000418	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Call and spoke to the borrower, provided the total amount due in the amount of $812.55, the borrower says she mailed the payment a few days ago and we should receive it any day now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/8/2018
30000420	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018.  Borrower called in with XXXXX to discuss the flood insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  09/29/2017 comments indicate the borrower had roof damage from Hurricane Harvey and had filed an insurance claim. No indication that the repairs were made or that insurance funds were received.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Comments on 9/21/2017 indicate that the file was affected by Hurricane Harvey and FEMA.
				05/31/2018	3/16/2018
30000421	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2017.  The authorized 3rd party called in regarding insurance. Stated that the property was not damaged by Irma and no loss of work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/9/2018
30000422	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2017.  The borrower called in regarding a letter received about the homeowner's insurance.  The servicer advised to contact bankruptcy attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The account was noted as terminated on XX/XX/XXXX. A court dismissal was noted on XX/XX/XXXX. The Chapter 13 was converted to a Chapter 11.  The commentary dated 01/18/2018 states the bankruptcy was a cramdown and an email was sent to review and apply funds. The amount of the approved cramdown was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: Comments on 09/20/2017 indicated there is a 90 day FEMA hold due to Hurricane Harvey.
				05/31/2018	3/26/2018
30000423	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The commentary dated 08/26/2016 states the bankruptcy was dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is vacant.
 ADDITIONAL INFORMATION: Loan was modified 7/1/2011.
				05/31/2018	3/15/2018
30000424	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2017.  Borrower request to have password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/4/2018
30000425	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  Assisted borrower with resetting password for account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/23/2018
30000426	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/18/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  Borrower stated they would be making payment on 03/16/2018 via the website. On 03/07/2018 borrower advised spouse handles the payment and was provided all payment options. Borrower declined to file a new application as there was a modification completed last year as cited on 07/01/2016. On 05/03/2016 borrower stated they received correspondence stating the loan has been foreclosed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Foreclosure process was closed on XX/XX/XXXX with the modification booking.
				05/31/2018	3/16/2018
30000427	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/15/2018
30000428	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/25/2018.  The last payment was received on 04/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017.  Borrower though the account was set up for ACH payments. Advised No. Borrower will make payment tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000429	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  The borrower called and requested to speak with regarding lender's placed insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The loan was modified on XX/XX/XXXX.
				05/31/2018	3/15/2018
30000430	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  The borrower is working through a prior hazard claim settlement and the repairs were completed 2 years ago.  The servicer advised there is a 100% inspection report  on file and will release the funds and close the claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/23/2018
30000431	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018.  Borrower called in about the payment increase rep explained the escrow shortage. Borrower requested to have the shortage spread over 24 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/9/2018
30000433	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Comments on 11/28/2017 indicated the property was not affected by the recent hurricane.
				05/31/2018	3/7/2018
30000435	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 03/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000436	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2018.  Called spoke to borrower, welcome call, asked borrower if they had the opportunity to call previous Servicer to confirm loan was transferred. Borrower stated still have not receive welcome package and was not comfortable sharing information. Agent advised will wait until they receive the welcome package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30000437	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 03/20/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  Authorized party, spouse, called in to verify that one of the accounts was not set up on any draft.  Agent reviewed three accounts and went over which ones were set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000438	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  Called and spoke with borrower who made a one time payment in the amount of $1414.02, with the effective date of 5/8/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/6/2018
30000439	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  The borrower called in concerning transfer of servicing effective 06/01/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/28/2017.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing the appraisal fee charged stating did not request appraisal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Prior service completed a modification XX/XX/XXXX.
				05/31/2018	6/1/2018
30000440	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/21/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000441	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  The borrower called in stated received a call from SMS and the agent advised was a reminder call for the May payment that is due on account. The borrower stated will make payment before end of grace period. The agent sent borrower a link to register the account online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000442	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  The borrower contacted the servicer on 02/19/2018 to discuss the payment changes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000443	3	[3] MI Not Being Paid As Required [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018.  The borrower called in wanting to know what the fees in amount of $330.00 are for. The agent opened a task for a more in depth research of what the fees are for. The borrower stated has claim filed on home because a tree fell and advised has claim check that needs to be endorsed and the call was transferred to loss draft for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Case was discharged prior to acquisition.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 05/03/2018 has filed  claim on home because a tree fell and has a claim check that needs to be endorsed. Unable to verify the specific damages.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000444	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000445	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The loan was modified on XX/XX/XXXX and has remained current.
				05/31/2018	6/1/2018
30000446	3	[3] Collection Comments - Incomplete -: Missing 01/31/2018 - 05/31/2018 [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/16/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Collection comments reflect the property was located in a FEMA Disaster Declared on 11/07/2017 for storms from 07/22/2017 and 07/27/2017; no damage reported.
				05/31/2018	1/31/2018
30000447	3	[3] Collection Comments - Incomplete -: Missing 04/27/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/19/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  The borrower reviewed the loan terms, contact information, and payment options during the welcome call.  The customer plans to send payments through the bank bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000448	3	[3] Collection Comments - Incomplete -: Missing 04/17/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/14/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Borrower wanted to know if they were discharged and wanted a complete explanation of what the disclaimer was all about and why it applied to them. The borrower refused to complete the call until they receive a welcome package. The borrower was provided with the address for the legal department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/17/2018
30000450	3	[3] Collection Comments - Incomplete -: Missing 03/29/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/17/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018.  The borrower contacted the servicer on 03/29/2018 to request a copy of the modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/29/2018
30000451	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] Mortgagor Deceased - Not clear or no information on executor/heir
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2017.  Borrower called in to check the copy of the Note that was supposed to be mailed out, advised still being processed to be sent out.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000452	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/18/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2017.  The customer called to inquire about the taxes and the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000453	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/27/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000454	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018.  The borrower contacted the servicer on 03/27/2018 to inquire about refinancing options that may be available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000455	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  The borrower inquired about force placed insurance and whether still has time to acquire their own insurance policy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Collection comment reflect the property was located in a FEMA Disaster Declared on September 10  2017
				05/31/2018	5/7/2018
30000456	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  Outbound call to borrower CIP wads completed and the borrower asked the servicer for a call back tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000459	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/12/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  Called and spoke with borrower. The borrower advised she no longer wants to be reviewed for the loan modification process as her account is now current. She also advised she will be making her payments online going forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000460	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018.  Call borrower and scheduled a payment for  $959.58 for 03/28/18 and 04/01/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000461	3	[3] Collection Comments - Incomplete -: Missing 04/27/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/05/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2017.  Borrower called in to check the status of the payment and borrower advised representative to call back in 15 minutes to draft payment over the phone. Payment processed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Collection comment reflect the property was located in a FEMA Disaster Declared on 3/15/16 for Storms jan 22 & 24  2016
				05/31/2018	4/27/2018
30000462	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/21/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Borrower 2 called in and stated that she and borrower 1 are about to file for divorce and borrower she will be getting the home and should be the main point of contact and that borrower 1 should only be contacted in case of emergency. Borrower 2 stated likes to pay with bill pay and agent advised that bill pay needs to be set up as manual. The agent advised borrower 2 of all payment options through XXX are free and also provided payment address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Collection comment reflect the property was located in a FEMA Disaster Declared on July 12  2017 for Storms March 14 15
				05/31/2018	5/22/2018
30000464	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/05/2018.  The last payment was received on 04/26/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000465	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/18/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borrower stated think can make 2 payments in March to catch the loan up and become current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000466	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower accepted a promise to pay $1,598.46 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/8/2018
30000467	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/06/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Borrower called in to see about getting spouse off the loan.  Servicer provided the information needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Case number not found in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/2/2018
30000468	3	[3] Verbal Dispute - No indication servicer ever responded and appears issue still active [2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/07/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower requesting negative removal  of credit report and dental letter.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/16/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates No indication servicer ever responded and appears issue still active.  Borrower requesting negative removal of credit reporting and denial letters.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000469	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2017.  The borrower called regarding payments posted and agent responded accordingly.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000470	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Last spoke to borrower regarding NSF and supplemental payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000471	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/11/2018.  The last payment was received on 04/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  On 2/21/2018 Borrower accepted a promise to pay $1421.18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000473	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  The borrower called to inquired about payments. Agent advised payment returned due to insufficient funds, advised next due date and deferred balance from modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000475	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/14/2018.  The last payment was received on 04/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2017.  Borrower inquired about a letter they received and was advised letter was sent prior to the reinstatement. On 06/13/2017 borrower inquired if the June payment was in the reinstatement and was advised no. On 03/19/2015 borrower stated they received they documents and will be sending out signed and dated. Associate advised first modification payment due on 05/14/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000476	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2018.  The last payment was received on 04/09/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/8/2018
30000477	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Agent spoke with borrower who was requested late fee waiver as promised when payment was received.  Agent waived late fee and advised of shortage due to tax and insurance increases.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000478	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/15/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2017.  The borrower requested a copy of their mortgage statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000479	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/30/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000481	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2018.  The borrower called and provided a one time draft in the amount of $1362.82
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000482	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017.  The borrower called on 06/27/2016 with a third party on the line. The borrower wanted to confirm their modification agreement was received. An authorized third party called on 11/29/2017 to pay the remaining amount due for 11/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/9/2018
30000483	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018.  The borrower made a payment via IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000484	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The borrower's spouse made a payment in the amount of $4,476.90.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Foreclosure process was cited as being cancelled on XX/XX/XXXX. First year principal reduction was cited as being completed on XX/XX/XXXX.
				05/31/2018	5/4/2018
30000485	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2018.  Borrower made payment of $1,430 and was advised of next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000486	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  The borrower called about inspection fees on the account. I advised they could not be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000488	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  Spoke with borrower regarding certified funds flag due to insufficient funds issue twice in six months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000490	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower made a payment in the amount of $1,571.93.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/01/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputing late payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Foreclosure process was cancelled on XX/XX/XXXX with modification booking.
				05/31/2018	5/1/2018
30000491	3	[3] Collection Comments - Incomplete -: Missing 04/16/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  A 3rd party called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/16/2018
30000492	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018.  The client processed a payment for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000493	3	[3] Collection Comments - Incomplete -: Missing 04/19/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2017.  The borrower called in and agent discussed notice of intent and advised of number of payments required to avoid foreclosure referral. The agent provided the total amount due. The borrower authorized agent to process payment for total due in amount of $8319.88.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/19/2018
30000494	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  Borrower called to make a payment rep transferred call to the IVR system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000495	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000496	3	[3] Collection Comments - Incomplete -: Missing 04/27/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  The borrower contacted the servicer on 12/13/2017 to authorize a payment in the amount of $1,777.77.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000497	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2018.  Borrower made a payment effective 4/28/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000498	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000499	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  The borrower contacted the servicer on 12/29/2017 to authorize a payment in the amount of $3,683.79.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed XX/XX/XXXX.  Amended POC was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000501	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2018.  The servicer called and spoke with borrower and advised that now that the bankruptcy case is terminated as of 05/01/2018 that her access for online access will not be until 30 to 60 days. The borrower made a payment in amount of $4470.65. The agent also advised borrower that no ACH until after the account is updated with terminated files.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  The bankruptcy case was dismissed XX/XX/XXXX and order granting motion to vacate dismissal and reopen the case was received on XX/XX/XXXX.  Amended POC was filed XX/XX/XXXX. Comment dated 12/01/2017 reflects notice of payment change filed with the court. The servicer noted on 12/08/2017 received via mail notice of intent to file it's final report and account, obtain discharge and close case. Comment dated 05/29/2018 reflects that the case was terminated without discharge on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/29/2018
30000502	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower called in and authorized a payment in the amount of $1943.47.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000503	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] Collection Comments - Incomplete -: Missing 04/20/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  The borrower called in and was advised that the monthly escrow can adjust if taxes change. The borrower was advised of next interest rate change is scheduled XX/XX/XXXX to 3.500% and payment will be $1806.25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/20/2018
30000504	3	[3] Collection Comments - Incomplete -: Missing 04/27/2018 - 05/31/2018 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  The borrower is upset about the service release and complained that this is the third time it has happened.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/29/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed payment history and balance on credit bureau. Servicer verified all fields correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000505	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2017.  The borrower contacted the servicer on 12/30/2017 to authorize a payment in the amount of $4,198.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000506	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000507	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2017.  The borrower verified their information and processed a payment in the amount of $2,526.67.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000508	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  The borrower completed a monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000509	3	[3] Collection Comments - Incomplete -: Missing 04/27/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018.  The borrower wanted to waive late charge.  The request was granted and borrower was informed the charge cannot be waived going forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000510	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower called in regarding the servicing transfer letter that was received. The borrower also verified that the payment had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000511	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Borrower called to discuss payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000512	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower spoke with the servicer and requested a credit dispute due to the account is current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/23/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The servicer informed the borrower on 04/30/2018 that the next payment due date is 06/01/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000513	3	[3] Collection Comments - Incomplete -: Missing 04/26/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  The borrower inquired about the homeowner's insurance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/26/2018
30000514	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  The borrower authorized a payment in the amount of $2710.44.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/17/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed all dates reported. After review it was determined that all delinquent payments are accurate as reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000515	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018.  The borrower made a payment of $1113.68 for 03/29/2018. The servicer processed the payment and provided confirmation number to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000516	3	[3] Collection Comments - Incomplete -: Missing 04/21/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  The authorized third party spouse called in and was advised of the late charge.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/21/2018
30000517	3	[3] Collection Comments - Incomplete -: Missing 04/24/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called about February's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/24/2018
30000518	3	[3] Collection Comments - Incomplete -: Missing 04/26/2018 - 05/31/2018 [2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  The borrower contacted the servicer on 04/24/2018 to authorize a payment in the amount of $962.30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/26/2018
30000519	3	[3] Collection Comments - Incomplete -: Missing 04/13/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30000520	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2017.  Borrower called on 06/01/2017 to set up ACH. On 05/09/2017, the servicer received a call from the borrower and summarized the details of the final modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: Foreclosure process was confirmed being closed on XX/XX/XXXX.
				05/31/2018	5/4/2018
30000521	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000522	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018 [3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2017.  The borrower called in to request 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000523	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  The borrower was advised the payment changed due to an increase in their escrow,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The loan was referred to legal counsel on outside of the review period. The loan was modified on XX/XX/XXXX and has remained current.
				05/31/2018	5/7/2018
30000524	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000525	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2017.  Borrower called to inquire about late fees on statement. Representative advised to let 30 days for modification to be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on XX/XX/XXXX as the loan was modified.
				05/31/2018	5/2/2018
30000526	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2017.  Borrower called regarding insurance letter and requested escrow analysis as premium has decreased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000527	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000528	3	[3] Collection Comments - Incomplete -: Missing 01/25/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  The borrower called on 05/04/2018 to authorize a payment in the amount of   $1,306.48.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/25/2018
30000529	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  The borrower called in and advised they were trying to make a payment. The borrower stated the payment should be cheaper due to the escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX/XX/XXXX.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000530	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on XX/XX/XXXX as the loan was modified.
				05/31/2018	5/4/2018
30000531	3	[3] Collection Comments - Incomplete -: Missing 04/30/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower called in wanting to know when the servicing of loan was going to be transferred. The agent provided borrower with the new servicer contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma. No evidence noted that the property was impacted. Natural disaster is coded on account through 12/14/2017.
				05/31/2018	4/30/2018
30000532	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000533	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  Advised borrower to access website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000534	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000535	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2017.  Borrower stated was returning call.  Agent advised that borrower dispute regarding misapplied payment is being worked and transferred borrower to contact for research.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/07/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer completed payment reversal and correct application on 4/10/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000536	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018.  The authorized third party spouse called in returning account managers call and was transferred to the account manager. The account manager completed the welcome call. The borrower made a payment a payment in amount of $1076.25 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30000537	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  Called borrower for welcome call, information updated, verified amount and that HOA dues are current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000538	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2017.  Borrower called with questions regarding Escrow Analysis. Representative advised of refund and offered self-service options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000539	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  Spoke with borrower, payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: .
				05/31/2018	5/8/2018
30000540	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000541	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2017.  The borrower called on 04/14/2017 to payment amount past due and bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000542	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  The customer called to ask how to get the negative reporting off his credit report. Advised if the reporting is accurate and correct, there is nothing to correct.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000543	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  On 02/21/2018, the borrower called in reference to an insurance claim for wind damage sustained on 01/15/2005.  The estimated loss amount was $95,000 and the repairs were paid in full.  The loan transferred with a remaining loss draft balance of $29,890.87.  During the last contact on 03/01/2018, the agent discussed the need to open a new claim and request a final inspection to release the remaining escrow restricted funds.  The claim was opened on 03/13/2018; and no evidence of the check's release was cited.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000544	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  The borrower made a one time payment in te amount of 2516.88
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000545	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017.  The borrower contacted the servicer on 12/18/2017 to authorize a payment in the amount of $1,895.84.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000546	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018.  The last contact was made on 3/29/2018, in which the borrower called about a new claim for hail damage on 4/1/2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/30/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed the payment history with Equifax and servicer responded with all information is accurate as of the date reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: Comment dated 09/24/2015 cites servicer received email from borrower stating the do not wish to pursue a modification at this time. There was no evidence to indicate any outstanding damage on file as of the end of the review period.
				05/31/2018	5/7/2018
30000547	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The borrower called in to discuss the account and for an alternative fax number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000548	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2017.  The borrower called in regarding other fees shown on the billing statement. The borrower was advised there were no fees due at the time and to submit the regular monthly payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A prior bankruptcy was filed under case number XXX and was discharged XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000549	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2017.  Borrower called to confirm payment. Servicer advised payment posted 03/17/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000550	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  the XX/XX/XXXX dismissal was vacated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000551	3	[3] Collection Comments - Incomplete -: Missing 04/14/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/14/2018
30000552	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017.  Confirmed payment information and drafted payment for $2,946.49.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000553	3	[3] Collection Comments - Incomplete -: Missing 04/21/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2018.  The borrower made a one time draft payment in the amount of $1,526.17 for 04/21/2018. The servicer processed the payment and provided borrower with confirmation number. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/21/2018
30000554	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  The borrower called in and made a payment in amount of $3450.00 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  Closed without discharge on XX/XX/XXXX. Co-borrower filed XXX on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000555	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000556	3	[3] Collection Comments - Incomplete -: Missing 04/16/2018 - 05/31/2018 [2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  The borrower contacted the servicer on 04/13/2018 to authorize a payment in the amount of $2,563.55.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  The MFR hearing resulted in an Agreed Order was field on XX/XX/XXXX. The borrower rejected the Agreed Order, opting for traditional modification language. The loan was modified XX/XX/XXXX with an effective date of XX/XX/XXXX. A Chapter 7 bankruptcy (case XXX) was discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on XX/XX/XXXX as the loan was modified.
				05/31/2018	4/16/2018
30000557	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000558	3	[3] Collection Comments - Incomplete -: Missing 04/17/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  The borrower made a payment in the amount of $2577.65 via SIRI
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/17/2018
30000559	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower called regarding proof of hazard coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000560	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000561	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/18/2018.  The dispute type is Written and the reason is Litigated/Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payment dispute was handled by the legal department.  Per commentary, the file should be current and the deficiency should have been waived.  Case was closed on 12/28/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000562	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower called to make a payment for $1,555.22
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000563	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2017.  The borrower stated previous reason for default was curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000564	3	[3] Collection Comments - Incomplete -: Missing 04/26/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/26/2018
30000565	3	[3] Collection Comments - Incomplete -: Missing 04/24/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  The borrower called in for escrow analysis and the agent offered self service options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Prior chapter 7 bankruptcy was filed under case number XXX was discharged XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/24/2018
30000566	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  The borrower made a one time draft payment in the amount of $1562.63
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Previous Chapter 7 that was filed on XX/XX/XXXX with case number XXX was discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000567	3	[3] Collection Comments - Incomplete -: Missing 04/18/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  The servicer informed the borrower on 04/17/2018 that the May 2018 payment should be mailed to the new servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/18/2018
30000568	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  Borrower called to request payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000569	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  A chapter 7 bankruptcy (case# XXX) was filed on XX/XX/XXXX and discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000570	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000571	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2017.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000572	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000573	1	[1] Verbal Dispute - Servicer responded and appears issue is closed [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/30/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing credit reporting through experian and transunion. Borrower is disputing all account information. The servicer reviewed account and determined that all information is accurate as reported an all delinquent payments are accurate. No action needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000574	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2017.  The borrower made a one time draft payment in the amount of $1648.30  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000575	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018.  The borrower made a payment in the amount of $1755.60
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000576	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  Spoke with the borrower who stated she will look for copy of adjustable worksheet and will call back and let us know.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim filed for unspecified damage, date of loss 05/16/2017, claim number XXX. Claim funds received in the amount of $7723.91 on 10/24/2017 and $2985.45 on 11/15/2017. No evidence repairs are complete.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000577	3	[3] Collection Comments - Incomplete -: Missing 04/30/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  Borrower called in for a payment receipt and was transferred to the IVR system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/30/2018
30000578	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000579	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000580	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2018.  The borrower made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Prior chapter 13 bankruptcy with case number of XXX was filed on XX/XX/XXXX, converted to chapter 11 on XX/XX/XXXX, converted to chapter 7 on XX/XX/XXXX and relief granted on XX/XX/XXXX. Prior chapter 13 bankruptcy with case number of XXX was filed on XX/XX/XXXX and dismissed on XX/XX/XXXX. Proof of claim filed with most recent bankruptcy was reconciled on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000581	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  The borrower made a one time draft payment in the amount of $1557.18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000582	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  Account maintenance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000583	3	[3] Collection Comments - Incomplete -: Missing 04/27/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000584	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000585	3	[3] Verbal Dispute - No indication servicer ever responded and appears issue still active
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  The servicer called and spoke with the borrower who identified himself and hung up as soon as account manager identified self.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/15/2018.  The dispute type is Verbal and the reason is Modification balance and escrow balance..  The dispute is not resolved and the status indicates No indication servicer ever responded and appears issue still active.  The borrower is disputing the modification balance of $40,820.68 stating this was forgiven with prior servicer XXX and is also disputing the escrow balance. There is no evidence that the servicer responded to borrower's verbal dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30000586	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2017.  Borrower called in payment for $2,076.26 for today
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000587	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018.  Borrower called to request the status of a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000588	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  Borrower initiated payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000589	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2017.  Borrower called for loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000590	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Last borrower contact was to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000591	3	[3] Collection Comments - Incomplete -: Missing 04/16/2018 - 05/31/2018 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  The borrower contacted the servicer on 04/16/2018 to authorize a payment in the amount of $3,327.18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/14/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Customer states that the bank never asked her to pay the escrow shortage payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/16/2018
30000592	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2017.  The customer called and made a mortgage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000593	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018 [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  Inbound call to make payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/04/2014.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states loan modification documents have been uploaded for review and the principal balance was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000594	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2017.  Borrower called to make a payment and discussed a modification. RFD was due to a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000595	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000596	3	[3] Collection Comments - Incomplete -: Missing 04/24/2018 - 05/31/2018 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/21/2017.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Evidence of borrower dispute dated 02/21/2017.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/24/2018
30000597	3	[3] Collection Comments - Incomplete -: Missing 04/26/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/26/2018
30000598	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000599	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000600	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  Borrower called in to request a copy of her 1098. Paperless statement options were offered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000601	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000602	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2017.  Borrower called in for his insurance information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/18/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower1 disputes account information.Verified reporting screens, payment history, notes , consumer information, Bankruptcy, LAFA and RIMS. Reviewed images. Determined all information accurate as of the date reported. No action needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000603	3	[3] Collection Comments - Incomplete -: Missing 04/30/2018 - 05/31/2018 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Inbound call to make payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The commentary reflects that the primary borrower is deceased. The loan was assumed and modified by the borrower's spouse on XX/XX/XXXX and the borrower's name has been removed. The loan has remained current.
				05/31/2018	4/30/2018
30000604	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017.  Servicer contacted borrower on 03/22/2017 to advised of the modification final terms with primary borrower stating they sent the final documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: HAMP incentive payment was cited as being posted on 11/27/2017. Foreclosure process was closed on XX/XX/XXXX with modification booking.
				05/31/2018	5/2/2018
30000606	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  Spoke to borrower, the borrower said I called him at a bad time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on XX/XX/XXXX as the loan was modified. Comments on 4/30/2017 indicate that the property was affected by natural disaster.
				05/31/2018	5/8/2018
30000608	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000609	3	[3] Collection Comments - Incomplete -: Missing 04/30/2018 - 05/31/2018 [2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2017.  Commentary states borrower was transferred to loan officer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  Amended proof of claim filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/30/2018
30000610	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000611	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  The borrower called and scheduled a payment for $1,653.10.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000612	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2017.  The authorized third party spouse called in and authorized agent to process payment in amount of $2768.15 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000613	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000614	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2017.  Commentary states borrower called in and advised wanted to setup auto draft on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000615	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000616	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  The borrower called in and advised a loan modification was completed and they wanted to have a person's name removed from the loan. The servicer advised the loan would be referred to the simple assumption team.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/01/2016 and there is no evidence of reaffirmation.  Prior bankruptcies: Case XXX was discharged on XX/XX/XXXX and case XXX was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on XX/XX/XXXX as the loan was modified.
				05/31/2018	5/8/2018
30000617	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2017.  The borrower called in and stated needed a copy of the final loan modification documents from XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/26/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing credit reporting through Equifax. The servicer reviewed and verified the reporting screens, payment history, notes, consumer information, bankruptcy, LAFA and RIMS and has determined that updates are needed due to compliance code. The servicer updated account to reflect the 07/06/2017 reporting, updated the compliance code to XR and all delinquent payments are accurate as reported. Prior credit reporting dispute noted on 07/24/2017 through XXX. The servicer reviewed the reporting screens, payment history, notes, consumer information, bankruptcy, LAFA and RIMS and determined that all information is accurate as of the date reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000618	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018.  Outbound call to borrower regarding tax info, but borrower did not want to discuss.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000619	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  Payment scheduled
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000620	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2018.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000621	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2017.  The borrower wanted to know the address to send payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000622	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2017.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000623	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/26/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000624	3	[3] Collection Comments - Incomplete -: Missing 04/30/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2017.  Borrower made a one time payment in the amount of $565.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/30/2018
30000625	3	[3] Collection Comments - Incomplete -: Missing 04/27/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2017.  Call transferred from customer service with borrower, who wanted to verify account was up to date and make sure that the May payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000626	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2018.  One time payment set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000627	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000628	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2017.  Borrower called in to find out why they are due for double the amount of what was stated on the Modification Agreement. Agent informed borrower account is current and due for 05/01/2017 in the amount of $4,562.23. Agent explained inspections fees due to prior delinquency and fees are not collectible until the end of the loan but must be on the statement so they are aware of the fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000629	3	[3] Collection Comments - Incomplete -: Missing 04/25/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/25/2018
30000630	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/17/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The loan was modified on XX/XX/XXXX and has remained current.
				05/31/2018	3/10/2018
30000632	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/26/2018.  The last payment was received on 05/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2017.  Borrower thought loan was current, and advised will send the payment by regular mail today.  Borrower also requested to go on recurring bi weekly payments.  Agent advised to check website, as well as sent out ACH forms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Loan reinstated in XX/XX/XXXX with a payment of $16,500.00. No indication of loan modification received.
				05/31/2018	3/9/2018
30000633	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Borrower called to verify Escrow did not change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/2/2018
30000634	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/16/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2017.  Servicer advised borrower everything is paid current. Property is cited as a rental.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/2/2018
30000635	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/16/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  The borrower called for mortgage related questions and was transferred to the customer service area
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000638	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/30/2018.  The last payment was received on 02/27/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000639	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/30/2018.  The last payment was received on 05/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2017.  The borrower called in to get a copy of the 1098 form mailed to them.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000641	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/28/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2017.  The servicer called and spoke with borrower and advised borrower that mod was approved and it was sent out on 6/30/17. The borrower advised returned the  signed final modification agreement right after the 4th of July holiday and the agent advised borrower to call back and make sure we got the final modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000642	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/16/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017.  The borrower called in and was advised of the total amount due. The borrower provided agent with authorization to speak with third party. The borrower had questions about escrow and stated will send in documents  to confirm insurance coverage. The servicer spoke with third party agent who stated will update homeowners name on the policy to match the account and confirmed that the policy has been effective since April of 2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/2/2018
30000643	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017.  Borrower called to get 1098 tax information. HHF funds received 02/03/2017 in the amount of $71,100.00 and loan was modified after funds were posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000644	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017.  The authorized third party executor of estate called in and was advised that the total amount due is $2554.98. The third party verified that the property is occupied and reason for default was excessive obligations which is resolved. The third party authorized agent to process payment in amount of $2281.98 and was provided with the payment confirmation number. The third party is disputing uncollected fees in amount of $273.00 stating nothing else should be owed.The servicer sent a letter to the borrower on 07/12/17 explaining the fee.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/11/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The authorized third party executor of estate is disputing fees in amount of $273.00 stating should not owe anything else.  The servicer sent a letter to the borrower on 07/12/17 explaining the fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: The authorized third party executor of estate reinstated the account and agent verified that reinstatement funds in amount of $67,980.96 was received.
				05/31/2018	3/10/2018
30000645	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/02/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The servicer spoke with the authorized 3rd party who stated that the borrower is deceased. A payment in the amount of $224.36 was received the 3rd party was advised next due for March.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: The loan was modified on XX/XX/XXXX and has remained current.
				05/31/2018	3/10/2018
30000646	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2017.  The last contact noted was with a third party from the Hardest Hit Program on behalf of the borrower stating a payment would be disbursed at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: The payments are currently being paid by the Hardest Hit Funds Unemployment Program. The borrower was approved for HHF program on 07/18/2017 and the HHF program will reinstate account and make monthly payments from 07/2017 through  12/31/2018.
				05/31/2018	5/30/2018
30000647	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 10/07/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2017.  The borrower called in wanting to know amount servicer pays for insurance. The agent advised borrower of the total amount due and borrower stated has a promise to pay in place. The borrower verified that the poperty is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000648	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017.  The borrower advised on 12/19/2017 they were unemployed; however, the issue was resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000649	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2017.  The borrower called in and was advised due for 10/2017. The borrower declined to consent to call cell phone using automated dialer. No further details of call noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Comments on 08/29/2017 indicated the property was established to be in a FEMA disaster area on 08/25/20017 for storms.
				05/31/2018	3/10/2018
30000650	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/12/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2018.  Account inquiry.  Advised total amount due.  Sent payment today.  Reason for default, borrower had surgery.  Back at work.  Offered HUD number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000651	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/25/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  The borrower did not get the billing statement and was informed of the total amount due.  The customer will send a payment for escrow and the regular payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000652	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/30/2018.  The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2017.  The borrower called in returning call. The agent advised was calling to advise of modification term and of online service and advised of payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000653	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018.  The borrower authorized a payment in the amount of $999.51.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000654	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/15/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018.  Spoke with borrower who wanted to confirm if the account was current, was advised loan is due for 2/15.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/04/2017.  The dispute type is Written and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower called to make a payment on 7/31/17 and servicer drafted 2 payments out of borrower's account. Servicer refunded both service fees and NSF fee to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Motion for Relief withdrawn due to certification of final payment and discharge.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/2/2018
30000655	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/18/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  The borrower called in and provided agent with verbal authorization to speak with daughter who made a payment in amount of $431.92 to be drafted on 11/24/2017 and was provided with payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000656	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2017.  Borrower called in regards to not receiving funds from loss draft and wanted to speak with the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000657	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2018.  Borrower wanted to make a payment in the amount of $809.60 .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000658	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/29/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017.  The borrower advised there were problems paying online and it was confirmed the payment was not made. The borrower will try again today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000660	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018.  The borrower discussed the total amount due and and changed the reason for default to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Per notes dated 07/28/2017, hardest hit funds in the amount of $77,600.00 were received. Per notes dated 08/16/2017, the loan received a hardest hit fund recast adjustment with a new payment of $746.61 and maturity date of 09/01/2019.
				05/31/2018	3/10/2018
30000661	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/25/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000662	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000663	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  Borrower returned call and was advised new Asset Manager called to give contact information. Borrower stated ok and information was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000664	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/19/2018
30000665	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  Borrower advised unable to talk while driving and preferred a call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000667	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015 [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/11/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower is disputing negative credit reporting and stated has been current since 01/2017. The agent submitted a task to clarify why they are reporting negative. The borrower was advised that the task takes 5 business days to complete.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30000668	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  Borrower called in to confirm insurance reinstatement was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/30/2018
30000669	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/20/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  The last borrower contact was in regards to making the monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/29/2018
30000670	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  Borrower called and stated was having extra expenses this month and wanted to know if payment can be deferred. Agent advised borrower that Investor does not participate in the deferment program and if facing financial difficulties account can be evaluated for Loss Mitigation. Agent explained options and borrower declined for now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A check in the amount of $9328.387  was received for unspecified damages on 01/22/2018. The check was endorsed and released to the borrower 02/22/2018; as the claim was classified as non-monitored. There is no evidence that the damages have been repaired.  The damage repair amount is estimated at $9,328.87.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The loan was modified on XX/XX/XXXX.
				05/31/2018	5/4/2018
30000671	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018.  The borrower informed the servicer that they were not impacted by the recent fires.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/15/2018
30000672	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Borrower called to make a payment in the amount of $1,652.65 dated for 03/15/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000673	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2017.  Called and spoke with the borrower who stated will make payment later. Borrower also asked about lowering payment and agent advised of Loss Mitigation options, but borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/8/2018
30000674	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2018.  Borrower called in to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/18/2018
30000675	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower returned call, scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000676	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000677	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2017.  Authorized Third Party called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000678	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000679	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  Borrower called in to make a payment and discuss escrow refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000680	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/25/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018.  The borrower called in and made a payment in amount of $3200.00 and was provided with the payment confirmation. The agent stated will also email the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/22/2018
30000681	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  Borrower advised that the  04/01/2018 payment will be NSF.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/5/2018
30000682	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The borrower called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/02/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received on 10/02/2017 and a response was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  There is evidence of a prior bankruptcy, no details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000683	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  Borrower made a payment in the amount of $2,543.52 drafting on 04/13/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000684	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  The borrower called regarding their insurance being paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000685	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Account inquiry.  Onetime draft for $7500.00 effective 02/23/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000686	3	[3] Collection Comments - Incomplete -: Missing 03/19/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30000687	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  Authorized Third Party called to confirm that payments were set up through July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000688	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  The borrower called regarding a notice received saying she was being transferred. Servicer advised borrower they do not show anything has been mailed to her since 03/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30000689	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2017.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/2/2018
30000690	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  The Servicer returned the borrower's call and set up a payment for the amount of $2300.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000691	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower contacted as a courtesy and inquired about deferring a month of payments. Agent advised that a deferment is not possible at the time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/15/2018
30000692	3	[3] Collection Comments - Incomplete -: Missing 04/13/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  Borrower advised that he will be making a payment tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30000693	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Authorized 3rd party called to discuss a refinance with a large down payment. The call was transferred to the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Hail/roof damage was cited on 10/05/2017 was completed and waiting for inspection. On 03/16/2018 loss draft was disbursed and sent UPS.
				05/31/2018	5/2/2018
30000694	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2017.  Borrower said would make her installment on Friday via internet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000695	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018.  Borrower called in to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30000696	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000697	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  The borrower called in with questions about a letter they received regarding their taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000698	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2017.  Spoke with authorized third party regarding insurance refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30000699	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  Borrower and tax preparer called to inquire as to why had a 1099C.  Advised would have to research.  Provided figures from 1099 and hazard paid in 2017. Called borrower back, informed pulled modification and it showed principal reduced to $90,000 forgiving $21,887, the amount on the 1099C.  Authorized to give information to tax preparer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/29/2018
30000700	3	[3] Collection Comments - Incomplete -: Missing 05/01/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2017.  The borrower was contacted on 06/15/2017 and asked if they were interested in a refinance. The borrower stated they were and the call was transferred; no further information was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	12/26/2017
30000701	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2018.  Borrower made a payment over the phone and inquired about a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000702	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000703	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000704	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The services contacted the borrower at their place of employment.  The borrower advised they were unable to talk at that moment and the employer advised that they would follow up with them at a later time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000705	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  The Borrower called inquiring if the spouse was also on the mortgage,  The bank informed borrower that they were.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000706	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/2/2018
30000707	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/18/2018
30000708	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2018.  . The borrower called to set up a one time draft in the amount of $1699.35
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30000709	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018.  Authorized spouse called in to check when the LD funds will be released and was advised task is scheduled to be completed on 5/8/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000710	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2017.  Per the notes, last borrower contact was via email 7/31/2017 to process one time draft and would be stopping payment on previous payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000711	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  The borrower called in to inquire about their payment that was supposed to be processed on the 16th of the month.  The servicer advised the borrower that a payment was not scheduled and the borrower made a payment while on the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000712	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018.  The borrower contacted the servicer on 04/07/2018 to authorize a payment in the amount of $1,380.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000713	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  The borrower contacted the servicer on 02/15/2018 to authorize a payment in the amount of $1,066.79.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000714	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018.  The borrower was contacted to discuss the escrow increase and was advised due to shortage and it was spread over 60 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/9/2018
30000715	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2018.  Borrower made a call about escrows.  Borrower provided contact number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The property has water damage to the bathroom from 01/2018.  Property previously had roof damage due to hail  in July 2017.  The borrower noted has one claim check and the insurance company is withholding the other.  The borrower was asked to call the insurance company as the servicer should have all of the money.   The note dated 02/10/2018 reflects the servicer will monitor the repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000716	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2018.  The borrower inquired about the payment increase; agent advised an escrow analysis determined there is a shortage in the amount of $5320.22.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000717	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Authorized 3rd party called to schedule March April and May payments. Borrower states sons account had fraudulent activity and a lot of money taken from it. Daughter on phone as well and authorized payments to come from her account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000718	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  Borrower called in payment  for $2,464.84 for 4/13/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/6/2018
30000719	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018.  Borrower payment to draft on 05/01/2018 in the amount of $1,063.81.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000720	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/6/2018
30000721	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  The borrower called  to schedule a payment in the amount of  $1299.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000722	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  B1 will provide inspection report that talks about the 15K check for inspection fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000723	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018.  Borrower or authorized third party inquired about a refinance or home equity loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000724	3	[3] Collection Comments - Incomplete -: Missing 04/24/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  The last contact was made on 4/24/2018, in which a third party inquired about a statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/24/2018
30000725	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  The servicer called borrower regarding intent for payoff request and the borrower stated only wants to know the balance and did not want to speak with a loan officer. Prior comment dated 04/16/2018 the borrower requested payoff quote which was mailed to the borrower on 04/17/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  On XX/XX/XXXX bankruptcy was cited as being discharged, no specific discharge date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/25/2018
30000726	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018.  The servicer called and spoke with the borrower who made a payment in amount of $539.45 and was provided with the payment confirmation number. The borrower declined to include late charge with payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Collection comment dated 09/13/2017; The borrower reported damage as a result of wind and the hurricane, and received slight roof damage. Comments on 09/13/2017 indicated the borrower was provided with FEMA information. The insurance adjusters report was received on 04/09/2018.  No evidence of a loss draft check being received.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/22/2018
30000727	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  The borrower was contacted on 01/16/2018 in regards to the payment due. The borrower made a payment at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30000728	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/12/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000730	3	[3] Collection Comments - Incomplete -: Missing 04/13/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called in a payment $2184.06
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30000731	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/17/2018
30000732	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2018.  Outbound call to the borrower and the borrower scheduled a payment to post 05/19/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/8/2018
30000733	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  Borrower inquiry into possible refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000734	3	[3] Collection Comments - Incomplete -: Missing 01/31/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017.  The servicer made a courtesy call to the borrower regarding payment due and the borrower authorized the agent to process payment in amount of 1848.98 which included late fee and provided borrower with the payment confirmation number. The borrower also authorized agent to schedule future payments for the next 6 months for the 15th of each month in amount of $1791.11 each for months 01/2018 through 06/2018 and provided borrower with the confirmation numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/31/2018
30000735	3	[3] Collection Comments - Incomplete -: Missing 04/09/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018.  The borrower called in wanting to delete the payment scheduled for the 15th and run a new payment for today from a different account. The agent took payment and provided borrower with the payment confirmation number. The borrower also wanted to know about ACH and was advised that the account manager will follow up regarding ACH. The borrower inquired about insurance and was advised that the agent did call in yesterday and to give it a few days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/9/2018
30000736	3	[3] Collection Comments - Incomplete -: Missing 04/13/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2017.  The borrower called in asking why the statement shows one month behind. The agent advised that the statements go out on the 10th of the month and the payment was scheduled for the 13th so the payment would not reflect on the statement. The borrower asked for the unpaid principal balance and the agent provided information. The borrower inquired if has any equity in the home and the agent advised yes but very little.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30000737	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  Called borrower to set up payment. The borrower scheduled a payment for $1103.66 04/30/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000738	3	[3] Collection Comments - Incomplete -: Missing 04/18/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/18/2018
30000739	3	[3] Collection Comments - Incomplete -: Missing 04/19/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  The borrower called in and set up payment in amount of $1662.57 to be drafted 04/20/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/19/2018
30000740	3	[3] Collection Comments - Incomplete -: Missing 05/01/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2017.  The borrower confirmed receipt of a letter dated 08/01/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	11/16/2017
30000741	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  The authorized third party called in and made a payment in amount of $734.09 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/11/2018
30000742	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  Borrower called in and scheduled two payments:$860.03 effective 4/25/2018 and $818.08 effective 5/1/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/6/2018
30000743	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2017.  The borrower called in and went over account and payment amount and the payment is lower now due to paying of escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/25/2018
30000744	3
[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015

 [1] Verbal Dispute - Servicer responded and appears issue is closed

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  The borrower called to discuss missing HOI
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/05/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in to dispute the fees and was advised it was due to being late.  The borrower was very upset that no one made contact.  The servicer advised the information is on all of the statements and the borrower stated it was put there on purpose and requested a specific account manager.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  Notes reflected roof damage however insurance is not covering repairs.  The borrower noted on 07/05/2017 that the roof is coming apart and is in need of repairs. There was no evidence to indicate the issue was resolved as of the end of the review period.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000745	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015 [2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  The borrower called and scheduled a payment in the amount of $814.55 effective for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower advised on 08/29/2017 their roof was damaged by Hurricane Harvey and water was leaking into the home. An insurance claim process was started at that time. The insurance claim package was sent to the borrower per notes dated 09/14/2017. The borrower stated on 09/30/2017 they filed a claim. There was no further mention of the status of the claim or damages. Comment dated 04/19/2018 reflects that the servicer spoke with borrower regarding insurance claim and the borrower stated that there was no official insurance claim filed due to insurance company advised due to there being no wind during the storm they will not be covering the damages done to the property. The borrower was advised that the account manager will have to research on how to further assist.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/31/2018
30000746	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018.  The servicer called returning borrowers call and the borrower stated changed banks and has XXXXX now and authorized agent to process payment in amount of $1095.96 to be drafted on 05/31/2018 and was provided with the payment confirmation number. The agent went over the payment change with the borrower and advised that there is an escrow shortage which is the reason for payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30000748	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/26/2018
30000749	3	[3] Collection Comments - Incomplete -: Missing 04/23/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/25/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/23/2018
30000750	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015 [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018.  The borrower called in inquiring about escrow and the agent advised escrow was paid on 03/10/20018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: FEMA disaster area noted on 09/28/2017, borrower stated no damage.
				05/31/2018	5/8/2018
30000751	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  Borrower made a one time draft for $798.47.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000752	3
[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015

[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve

 [1] Verbal Dispute - Servicer responded and appears issue is closed

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  Borrower called to find out if late fees were waived. Advised per notes the request was denied.  Stated the servicing agent before the last one spoke with gave him wrong grace period.  Had set up payments based on that.  Last person told him correct date.  Would like to find out if those fees prior to last call can be waived.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/09/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a fee dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30000753	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/14/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/9/2018
30000754	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/08/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  Borrower returned voice mail.  They wanted to confirm documents were received for insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000755	3
[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015

[2] Loan is in Bankruptcy

 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/19/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  The authorized third party called in wanting to confirm that the insurance was paid and the agent advised was paid on 01/23/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/21/2018
30000756	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/14/2018.  The last payment was received on 04/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018.  The servicer called and spoke with the borrower regarding monthly payment and borrower advised agent to call borrower 2. The agent called and spoke with borrower 2 who authorized agent to process payment in amount of $675.60 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/5/2018
30000757	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/02/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2018.  The servicer called and spoke with the borrower who authorized agent to process payment in amount of $1166.26 to be drafted 05/31/2018 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30000758	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/25/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018.  The servicer called and spoke with the borrower regarding monthly payment and the borrower authorized agent to process payment in amount of $498.42 and was provided with the payment confirmation number. The borrower also authorized agent to set up payment in amount of $498.42 to be drafted on 04/16/2018 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000759	3	[3] Collection Comments - Incomplete -: Missing 05/01/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/5/2017
30000760	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  The authorized third party spouse called in and stated that borrower was able to set up new homeowners insurance. The agent advised third party to have the insurance company fax over policy information for disbursement to be sent because borrower should be escrowed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000761	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  The borrower advised received a letter from the insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000762	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018.  Borrower called to ask if the suspense money in amount of $804.64 can be used for escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000763	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/25/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018.  Borrower requested a copy of the Note
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000764	3	[3] Collection Comments - Incomplete -: Missing 04/06/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2017.  The borrower called on 07/21/2017 to request the fax number in order to submit the new insurance declaration page.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/6/2018
30000765	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017.  The authorized third party was advised of a short payment.  They stated they have private insurance and the call was disconnected.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/4/2018
30000766	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018.  Co-Borrower called to reset password
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000767	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2017.  The servicer completed a courtesy call; borrower had no questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/6/2018
30000768	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2018.  The last contact was made on 5/10/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30000769	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Borrower called in payment for $1,142.35 for 2/27/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000770	3	[3] Collection Comments - Incomplete -: Missing 03/16/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2017.  The servicer called and spoke with the borrower who stated everything is great and on auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/16/2018
30000771	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/25/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  The servicer called and spoke with the borrower who stated made a payment yesterday in amount of $567.00. The agent advised that the interest rate went up t 5.250% and still owes $53.85 to keep account current. The borrower stated will call back later to schedule the remaining portion.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000772	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000773	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  The servicer informed the borrower on 02/20/2018 of the payment reduction, effective June 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000774	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/23/2018
30000775	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015 [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2017.  Spoke with borrower to address ACH date change.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/11/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit report dispute responded to.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/17/2018
30000776	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2017.  The borrower was contacted to discuss their account and modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/26/2018
30000777	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000778	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2017.  Called and spoke with borrower, advised it is a courtesy call to advise a payment is due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/16/2018
30000779	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The  borrower emailed servicer and advised that the payment is scheduled for 04/30/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/16/2018
30000780	3	[3] Collection Comments - Incomplete -: Missing 01/28/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/26/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/28/2018
30000781	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  Borrower request to have the online password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/17/2018
30000782	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000783	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  The borrower contacted the servicer on 04/11/2018 to authorize a payment in the amount of $1,018.67.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000784	3	[3] Collection Comments - Incomplete -: Missing 03/19/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018.  Borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30000785	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2017.  The Authorized Spouse called and was advised to disregard the past due balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/18/2018
30000786	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  The borrower called in and verified with agent that they have the correct homeowners insurance. The agent has tasked escrow for analysis with new payment and spread shortage over 24 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000787	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  The servicer called and spoke with the borrower regarding the monthly payment. The borrower authorized agent to process payment in amount of $1614.00 to be drafted 05/25/2018 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30000788	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000789	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2019.  The last payment was received on 05/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30000790	3	[3] Collection Comments - Incomplete -: Missing 04/13/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  Courtesy call was completed with borrower scheduling a payment with the effective date of 11/15/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: ACH was cited as being deleted on 09/19/2017.
				05/31/2018	4/13/2018
30000791	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/5/2018
30000792	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2018.  Wellness call after CA wildfires- Property is OK
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30000793	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  Borrower called in requesting a copy of the 1098 e-mailed to the borrower.  Servicer advised they are working on it and the borrower will have it by the end of the workday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000794	3	[3] Collection Comments - Incomplete -: Missing 04/16/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2017.  Called the borrower advised mod docs have been received and are in review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/16/2018
30000795	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2017.  The borrower called in and agent explained to borrower not escrowed for insurance and not collecting for insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000796	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  Outbound call to borrower regarding NSF borrower made another payment including the late charge and NSF fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30000797	3	[3] Collection Comments - Incomplete -: Missing 04/12/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  The authorized third party called in and inquired on refinancing. The agent advised loan officer not available. The agent completed refinance sheet and emailed to get loan officer to follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/12/2018
30000798	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  An authorized third party made payment in the amount of $3210.17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/16/2018
30000799	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018.  The borrower was contacted about the new solar energy program. The borrower advised they had been trying to get a hold of their asset manager for weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comments on 06/07/2017 indicated a third party on the deed filed for bankruptcy but the borrower did not.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000800	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Borrower called to make payment of $2,152.66.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000801	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2017.  The authorized third party spouse called in wanting to know why no one reached out about a refinance as spoke with account manager. The agent transferred the call to a loan officer to start the refinance process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/12/2018
30000802	3	[3] Collection Comments - Incomplete -: Missing 04/09/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018.  Borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/9/2018
30000803	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2018.  The borrower called in regarding the monthly statement reflect two payments due and the agent advised that the statement was printed on the 10th of the month and the payment was posted on the 12th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30000804	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  Servicer advised borrower now has online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Death certificate recv'd but no info on who is deceased
				05/31/2018	6/12/2018
30000805	3	[3] Collection Comments - Incomplete -: Missing 04/16/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2018.  The borrower called in and authorized agent to process payment in amount of $1491.43 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/16/2018
30000806	3	[3] Collection Comments - Incomplete -: Missing 02/22/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/22/2018
30000807	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Authorized third party called to confirm payment and wanted to speak with loan officer.  Agent transferred to voice mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Commentary notes bankruptcy disclaimer read on calls with borrower.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/9/2018
30000808	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2018.  The borrower called in and authorized agent to process payment in amount of $1852.71 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30000809	3	[3] Collection Comments - Incomplete -: Missing 04/20/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  The borrower made a payment of 1769.99 for 03/23/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/20/2018
30000810	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2018.  The borrower called in and authorized the agent to process payment in amount of $1206.75 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/5/2018
30000811	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  The borrower called in about overdue payment advised payment received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/15/2018
30000812	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  Borrower called to advise that they will have the agent send proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000813	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2017.  Servicer contacted borrower with borrower advising they are set up for ACH on the 15th of each monthly. On 01/09/2016 servicer advised borrower the modification agreement will come this month.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/18/2018
30000814	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/16/2018
30000816	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018.  Borrower called to make payment in the amount of $1475.02.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000817	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/26/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000818	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2017.  The borrower called in and went over payment and last bill. The borrower stated will mail check in today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/8/2018
30000819	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  The borrower called to schedule a payment and discuss the increase to the payment amount. The servicer advised there was an escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000820	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  Servicer called to advise of delinquent water bill; advised if she cannot pay then escrow account will be set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000821	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2017.  Authorized third party called to see why payment went up, and agent advised it was due to escrow shortage and explained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000822	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  The servicer called and spoke with the borrower regarding the April payment. The borrower stated not able to schedule at the moment and will schedule the payment on the 30th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				05/31/2018	6/12/2018
30000823	3	[3] Collection Comments - Incomplete -: Missing 04/16/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  Authorized Third Party called to schedule a loan payment to be withdrawn from their account in the amout of $1,586.80 on 04/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/16/2018
30000824	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2018.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on XX/XX/XXXX as the loan was modified.
				05/31/2018	5/17/2018
30000825	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30000826	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  The last contact was made on 5/15/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30000828	3	[3] Collection Comments - Incomplete -: Missing 04/23/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/23/2018
30000829	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2017.  The borrower called to request a final inspection for loss draft/final draw.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/15/2018
30000830	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000831	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018 [3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2017.  The borrower scheduled a draft in the amount of $845.42.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000832	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017.  Borrower called in and the agent advised payment will decrease to $1,836.18 effective 12/1/2017. the borrower stated will send payment in on time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000833	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  The last contact was made on 4/11/2018, in which the borrower had general account inquiries.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000834	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018.  The borrower scheduled a payment of $660.03 over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000835	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  The borrower contacted to discuss the change in their interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000836	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2018.  Inbound call from borrower.  Agent advised to call back due to systems is down.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30000837	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  Borrower payment drafting in the amount of $3,423.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000838	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2017.  The borrower stated she was no longer interested in a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/23/2018
30000839	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017.  Borrower contacted and made payment of 1407.29 effective 9/25/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000840	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2018.  The borrower authorized a payment in the amount of $1424.76.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/17/2018
30000841	3	[3] Collection Comments - Incomplete -: Missing 04/30/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/30/2018
30000842	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018.  Borrower unquiry in regards to the escrow payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed in XX/XX/XXXX as the loan was modified.
				05/31/2018	4/3/2018
30000843	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018.  The borrower scheduled a payment for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000844	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The servicer called and spoke with borrower regarding monthly payment. The borrower advised tried to make payment online but website would not let him. The borrower stated would call back later and make payment. The borrower asked why the principal balance is higher now than at the beginning of 2016 and the agent advised a loan modification was completed and funds were moved to the back of the loan. The borrower advised that no one explained that to him.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000845	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  The borrower called in about notice received regarding lender change. The agent advised that they are still servicing the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/31/2018
30000846	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  The last contact was made on 5/31/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/31/2018
30000847	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  Borrower called the servicer to make sure they are still their servicer. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/30/2018
30000848	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018.  The borrower called for account maintenance. The borrower advised they wanted to change to a 30 year loan and the servicer advised they do not refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/14/2018
30000849	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  Borrower request to have 1098 mailed out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000851	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2018.  Borrower inquired about a non sufficient funds notice and was advised account was current and the payment appeared to have gone through.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/6/2018
30000853	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  The borrower contacted the servicer on 04/10/2018 to authorize a payment in the amount of $4,964.10.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000854	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2017.  The borrower called and authorized a payment in the amount of $7847.72 to cover a check with will soon return due to insufficient funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/17/2018
30000855	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  The borrower called in wanting to know what would happen  if divorces spouse and spouse wants to stay in home. The agent advised borrower that spouse would need to refinance into their name or would need to leave unless the borrower keeps the mortgage in place. The borrower advised spouse is refusing to refinance in name.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/8/2018
30000856	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018.  The servicer called and spoke with the borrower who authorized agent to process payment in amount of $1060.49 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30000857	3	[3] Collection Comments - Incomplete -: Missing 04/09/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017.  Borrower called and scheduled payments for 1/10/18, 2/10/18, 3/10/18 AND 4/18/18 each for  $1,030.22.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/9/2018
30000858	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017.  The borrower called to go over non sufficient funds fees from April. The borrower was under the impression that her fee would be waived. Advised after researching it appears that fee was correctly charged. The borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/8/2018
30000859	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  Borrower made a payment of $1620.86 by 4/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000860	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  The borrower called to authorize a payment in the amount of $1,074.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000861	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018.  On 01/12/2017 the borrower and a third party discussed a possible refinance and modification options with the servicer. The borrower called on 01/24/2018 to have their password reset and gain access to their online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/5/2018
30000862	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018.  The borrower authorized a payment in the amount of $1934.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/24/2018
30000863	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2017.  Borrower called to inquire about payment increase.  Servicer advised due to escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000864	3	[3] Collection Comments - Incomplete -: Missing 04/29/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/30/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/29/2018
30000865	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  Borrower called in to find out how much was paid for insurance and to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000867	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  The borrower scheduled a payment for $949.74.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  An insurance claim was filed for hail damage sustained to the roof on 03/13/2016 per notes dated 01/11/2018.  The claim check in the amount of $7,330.85 was endorsed and released on 04/04/2018.  No evidence of completed repairs was noted.  The damage repair amount is estimated at $7,330.85.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/10/2018
30000868	3	[3] Collection Comments - Incomplete -: Missing 02/27/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018.  The borrower requested their loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/27/2018
30000869	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The servicer contacted the borrower  on 04/30/2018 and borrower authorized a payment in the amount of $415.12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000870	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called in to see why the payment was returned and was advised that the account could not be located due to an invalid account number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000871	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  The borrower called in and requested to have copy of mortgage statement faxed and provided fax number and the agent faxed to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000872	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  The borrower called in to inquire if an additional name could be added to documents.  The borrower also scheduled a payment for $1451.81.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/5/2018
30000873	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2018.  The borrower called in and inquired about monthly payments increasing. The agent advised that there is a shortage of $191.27. The borrower authorized agent to process the May payment in amount of $953.01 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage to the roof and the wall on 09/08/2017. Comments on 09/14/2017 indicated the property incurred FEMA disaster damage.  The borrower stated made a claim with the insurance company.  A claim check was received on 11/17/2017 in the amount of $4259.54. Comments on 04/05/2018 indicated the claim funds in the amount of $4259.54 was sent to the borrower but there was not indication the repairs were completed.  The damage repair amount is estimated at $4,259.54.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/7/2018
30000874	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2018.  Questions in regards to refinancing, taxes and P & I.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/5/2018
30000875	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  Pay by telephone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000876	3	[3] Collection Comments - Incomplete -: Missing 04/28/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/28/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/28/2018
30000877	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/23/2018
30000878	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  The borrower authorized a payment in the amount of $806.51.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/31/2018
30000879	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/14/2018
30000880	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  The borrower called to schedule a payment in amount of $563.01.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/30/2018
30000881	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  The borrower called in and authorized agent to process the May payment in amount of $825.32 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/15/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing their credit reporting. The borrower stated that her reporting was reflecting that she was past due for September, October and November when she made the payments on tme.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30000882	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018.  The borrower called requesting a refinance review.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/25/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received on 01/25/2018.  A response was sent the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The borrower reported no damage as a result of the hurricane.
				05/31/2018	5/22/2018
30000883	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  The borrower requested the year-end 1098 statement be emailed to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000884	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  The borrower called to make a payment of $914.30 effective 2/16/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30000885	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2018.  Borrower called regarding statement shows 2 payments owed. Servicer advised borrower the statement was generated before the payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/6/2018
30000886	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/16/2018
30000887	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018.  Borrower called to inform paying escrow shortage on 3/30, will follow up to verify escrow updated, any extra funds leave in escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: 09/14/2017 reflects that the property was in a FEMA disaster zone for hurricane Irma.  No damages reported
				05/31/2018	5/8/2018
30000888	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/26/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	11/16/2017
30000889	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  The servicer contacted the borrower regarding their payment, which the borrower advised was mailed prior to the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Commentary does not provide bankruptcy details, but bankruptcy disclaimer is read to borrower with each call.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/6/2018
30000890	3	[3] Collection Comments - Incomplete -: Missing 04/27/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  Borrower called in and scheduled a payment for $618.76.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000891	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018.  The last contact was made on 5/24/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: 09/20/17 the property was reported as being in FEMA disaster zone.  No damages reported
				05/31/2018	6/12/2018
30000892	3	[3] Collection Comments - Incomplete -: Missing 04/24/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2017.  The borrower advised on 11/19/2015 they signed and returned the modification agreement. Contact was last established with the borrower on 08/25/2017 at which time they made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/24/2018
30000893	3	[3] Collection Comments - Incomplete -: Missing 04/13/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  Per the notes, last borrower contact was 4/13/2018 a courtesy call was made to borrower and a payment was scheduled for $914.19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30000894	3	[3] Collection Comments - Incomplete -: Missing 04/25/2018 - 05/31/2018 [3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  The borrower contacted the servicer to reschedule their payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/25/2018
30000895	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  The borrower made a one time draft payment in the amount of $771.39
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000896	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower called in to inquire about their account's escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000897	3	[3] Collection Comments - Incomplete -: Missing 04/30/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower was contacted on 04/30/2018 and requested a deferment.  The servicer advised it was not possible and borrower stated would make payment by the end of the day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/30/2018
30000898	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  Borrower called in and was looking for an escrow letter and refund check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000899	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  Borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000900	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  The borrower sceduled May payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: FEMA disaster noted on 09/19/2017, inspection ordered. No damage evident.
				05/31/2018	5/29/2018
30000901	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  Borrower called to make a payment for $905.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The loan was modified prior to the review period.
				05/31/2018	5/1/2018
30000902	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  The servicer informed the borrower on 04/09/2018 that the payment increase is a result of a change in the tax escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000903	3	[3] Collection Comments - Incomplete -: Missing 04/17/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Borrower made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/17/2018
30000904	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  Borrower called in advised received a letter stating her loan was purchased. Servicer advised they are servicing the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30000905	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018.  The borrower called in and made a payment in amount of $912.96 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000906	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  The borrower called in regarding an escrow check that was received.  The servicer confirmed it was for an overage and that the payment will go down in June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000907	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017.  Assisted borrower with password reset and borrower was to make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30000908	3	[3] Collection Comments - Incomplete -: Missing 04/18/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018.  Borrower called inquiring why statement shows due for two months.  Servicer advised payment not received until 44/10/2018 and bill reflects account status as of the print date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/18/2018
30000909	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  The borrower expressed frustration that the agent had not called back earlier as requested and stated the servicer did not need to make any courtesy calls to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/31/2018
30000910	3	[3] Collection Comments - Incomplete -: Missing 03/19/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2017.  Home owners insurance inquiry- insufficient coverage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30000912	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2017.  The borrower called in to inquire about the payment increase. The borrower was advised the payment increased due t an Escrow increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000913	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  Authorized third party realty agency called in, borrower's wife passed away.  Third party wanted basic information for borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX  Comments reference a prior bankruptcy filed on XX/XX/XXXX, case number XXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/16/2018
30000914	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/25/2018
30000915	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  The borrower discussed the escrow account.  The agent advised that a refund was received for the lender placed insurance and that a payment was issued for the current insurance.  A payment was scheduled for $1,965.06 effective for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/15/2018
30000916	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017.  The borrower called on 12/14/2017 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/8/2018
30000917	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018.  The borrower called in to schedule a payment in the amount of $1287.85.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  No further specifics.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/7/2018
30000918	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  The borrower called in and made a payment in amount of $614.96 and was provided with the payment confirmation number. The reason for default is noted as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30000919	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/16/2018
30000920	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015 [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Borrower called for tax and interest information.  Agent provided the 2017 tax and interest amounts and advised 1098 should be available by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: The borrower noted on 09/20/2017 experienced a hardship due to Hurricane Irma.  The borrower was ok and no property damage was noted.
				05/31/2018	6/4/2018
30000921	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/5/2018
30000922	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  Borrower called regarding payment increase. Servicer advised increase is due to increase in escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000923	3	[3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  The servicer called and spoke with the borrower who authorized the agent to process payment in amount of $748.34 and was provided with the payment confirmation number. The borrower asked the agent to send 12 month history and wants modification documents as does not believe should owe so much money. The agent confirmed will sen the modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/29/2018
30000924	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018.  The borrower contacted the servicer on 04/26/2018 to authorize a payment in the amount of $1,257.52.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000925	3	[3] Collection Comments - Incomplete -: Missing 02/15/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2017.  Borrower called back 09/18/2017 in response to servicer message.  Borrower stated had no idea why bank would have returned funds NSF as there were sufficient funds.  Borrower stated would contact bank  Co- Borrower called back on 08/31/2017 made funds good and stated bank error.  Servicer requested letter from bank stating same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/15/2018
30000926	3	[3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  Borrower answered the phone heard AM calling from XXX and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30000927	3	[3] Collection Comments - Incomplete -: Missing 04/17/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/23/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018.  The borrower called to discuss the maturity date and paying additional amounts towards the principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/17/2018
30000928	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  Borrower set a draft for 06/01/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000929	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/23/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018.  Servicer advised of NSF check, borrower made payment in the amount of $1695.79.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000930	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018.  The agent reviewed payment details about payments scheduled through May. An ACH form was sent to the borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed as the loan was modified; but no closure date was cited.
				05/31/2018	4/18/2018
30000931	3	[3] Collection Comments - Incomplete -: Missing 04/27/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower called and scheduled a payment in the amount of $ 321.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX/XX/XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30000932	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  The servicer called and spoke with the borrower who authorized the agent to process payment in amount of $1920.35 to be drafted on 05/31/2018 and was provided with the payment confirmation number. The borrower has had a increase in payment and wants the agent to email the reason for the increase and confirmation that the payment has been set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/29/2018
30000933	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000934	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Borrower called and scheduled a payment for $1,166.35.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/6/2018
30000935	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  Notes indicate that borrower called to schedule a loan payment for  $3608.76 by 4/23/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000936	3	[3] Collection Comments - Incomplete -: Missing 04/19/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  The servicer called and spoke with borrower regarding payment and authorized agent to process payment in amount of $896.66 and was provided with the payment confirmation. The borrower also authorized agent to process payment in amount of $160.39 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/19/2018
30000937	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The last contact noted was with a third party verifying the cancellation of the 04/27/2018 draft date and rescheduled it for 04/30/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/13/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000938	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2017.  The borrower inquired about taxes paid for 2017, the agent provided the payment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000939	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/25/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018.  A power of attorney called inquiring as to why escrow funds from 2016  were not returned and were advised they would follow up.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000940	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2018.  The borrower called in to discuss an insurance check and to see if it was cashed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30000941	3	[3] Collection Comments - Incomplete -: Missing 04/23/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Borrower requested a late fee be reviewed and also inquired about refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/23/2018
30000942	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  The borrower called and authorized a payment in the amount of $2498.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/25/2018
30000943	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  Per the notes, last borrower contact was 4/27/2018 when Borrower scheduled two payments: $674.16 for 4/27/18 and $642.06 for 5/5/18.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/9/2018
30000944	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2017.  The borrower called in and was provided with current insurance information. The borrower stated is trying to obtain own insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/4/2018
30000945	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/25/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018.  Borrower was upset the why the payments have been applied. She advised rep should have fixed the issues the last time. Rep advised ACH is set up but not sure with the bankruptcy on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/8/2018
30000946	3
[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015

[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/25/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018.  Last contact was to schedule payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Commentary on 10/6/2017 indicates that the borrower stated there was some damage to the roof from hurricane Irma.  Loss draft check  was received for $18755.00  The damage repair amount is estimated at $18,755.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The commentary dated 10/06/2017 reflects the borrower had open heart surgery.  The commentary dated 12/01/2015 reflects a deceased borrower.
				05/31/2018	4/28/2018
30000947	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  The borrower called in to make a payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on XX/XX/XXXX as the loan was modified.
				05/31/2018	6/7/2018
30000948	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2016
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018.  Borrower called in to make a payment $1266.65.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000949	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  The borrower called in and authorized agent to process payment in amount of $899.40 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A Insurance claim was filed on 09/15/2017 for roof damages, On 11/6/2017 the borrower stated that there was roof damage from Hurricane Irma that is causing a leaking ceiling but the insurance company won't cover the repairs so the borrower will do the repairs himself. A claim was filed with the insurance on 09/15/2017. The borrower has been in and out of the hospital over the last two months and was not sure when he would be well enough to handle the repairs.  Unable ot determine the amount of damages that occurred , if loss draft funds have been received, or if the repairs have been completed  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The borrower noted on 11/06/2017 that was in the hospital for two months.
				05/31/2018	5/8/2018
30000950	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  The borrower called to make a payment and see if borrower can waive late fee. Servicer advised grace period is 10 days and he was informed of grace period several times.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000951	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2017.  The borrower called and authorized a payment in the amount of $811.59
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000952	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Borrower called in payment for $893.05 and set up 4 future payments for 3/5/2018, 4/5/2018, 5/5/2018 and 6/5/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/8/2018
30000953	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/20/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  The borrower called in to initiate a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000954	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/25/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  The borrower scheduled a payment in amount of $1106.38,.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000955	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  The servicer contacted borrower in regards to their monthly payment. The borrower made a payment of 550.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000956	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015 [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/14/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: 09/25/2017 the property was reported as being in a FEMA disaster zone. No damages reported.
				05/31/2018	4/30/2018
30000957	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/20/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2017.  The borrower indicated the property is occupied by tenants and is not aware of any issues; borrower stated pays for own insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/13/2018
30000958	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  Inbound call to make a payment in the amount of $464.41.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000959	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/12/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  The borrower called to schedule a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/18/2018
30000960	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015 [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2018.  The borrower called in and stated that pay check did not clear causing NSF or May payment. The agent redrafted for 05/11/2018 in amount of $740.33 an provided borrower with the payment confirmation number. The agent confirmed payment fluctuation due to previous years escrow shortage being paid down as of 03/18/2018 payment making escrow payment lower 04/18/2018 and then back up as of 05/2018 payment when the new escrow payment became effective.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: 09/22/2017, the property was reported as being in a FEMA disaster zone. No damages reported.
				05/31/2018	5/14/2018
30000961	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015 [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017.  The servicer called and spoke with the borrower regarding Hurricane Irma. The borrower stated that there are no damages to report.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: On 09/25/2017, the property was reported as being in a FEMA disaster zone.  No damages reported.
				05/31/2018	6/12/2018
30000962	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2017.  The borrower verified that there was no damage to the property after the hurricane.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/1/2018
30000963	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/17/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2018.  Borrower agreed to a payment of $705.36.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30000964	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/10/2018
30000965	3	[3] Collection Comments - Incomplete -: Missing 03/21/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/25/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018.  Authorized 3rd party called in to see if it was possible to change due date.  Servicer advised that they would need to refinance in order to accomplish that.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/21/2018
30000966	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  The borrower called in to inquire about Force Placed Insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30000967	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/10/2018
30000968	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/06/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/12/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2018.  Spoke with the third party about assumption.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/26/2018
30000969	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30000970	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/06/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The commentary dated 08/19/2015 states the co-borrower has been deceased for about five years.
				05/31/2018	5/15/2018
30000971	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/15/2018
30000972	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/25/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2017.  Borrower called in and said monthly statement shows no installment was credited on 8/24/2017. MSP shows an installment on 8/26/2017. Must have gotten crossed in the mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/21/2018
30000973	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2018.  The servicer called and spoke with the borrower who made a payment in amount of $1123.59 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/10/2018
30000974	3	[3] Collection Comments - Incomplete -: Missing 03/22/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/30/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30000975	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/11/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/23/2018
30000976	3	[3] Collection Comments - Incomplete -: Missing 04/04/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/25/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  The borrower called to make scheduled payment in the amount of $1,027.74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/4/2018
30000977	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/16/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  The last borrower contact was in regards to general account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/28/2018
30000978	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  The borrower called in to ask about escrow on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/31/2018
30000979	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Servicer contacted borrower in regards to their payment and borrower scheduled the payment with the effective date of 04/30/2018 and was submitted for loss mitigation due to a curtail in income. On 3/16/12018 borrower stated they wanted the loan to be refinanced but did not have time to speak to a loan officer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/26/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer responded to E-Oscar on 02/26/2018. Response to E-Oscar was completed on 01/04/2018 and 10/31/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000980	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/25/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018.  Called borrower, monthly call, all is well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30000981	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018.  The borrower inquired about tax delinquency letter from their taxing authority while the account is escrowed; agent advised the issue will be researched as this account should not be escrowed for taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30000982	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  Last contact was inbound to make payment and for payment increase/escrow inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30000983	3	[3] Collection Comments - Incomplete -: Missing 05/01/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/21/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  Borrower responded to Hazard Notice.. Insurance has been paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	11/14/2017
30000984	3	[3] Collection Comments - Incomplete -: Missing 03/10/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2018.  The last borrower contact was in regards to reaching the loan officer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/10/2018
30000985	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/25/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  The borrower called in about notice received and the agent advised do not see servicing transfer. The agent confirmed  monthly payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/29/2018
30000986	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  The borrower called in and authorized agent to process payment in amount of $672.81 and was provided with the payment confirmation number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/7/2018
30000987	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015 [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  The last contact was made on 4/6/2018, in which the borrower had an inquiry in regards to payment being higher; borrower was explained was due to taxes.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/27/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment amount, borrower was advised that the payment is correct and amount due is $940.86.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  POC was not granted
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/8/2018
30000988	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  The borrower called on 02/08/2018 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/10/2018
30000989	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30000990	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/19/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  On 02/22/2018, the borrower scheduled a payment in the amount of $350.00. On 6/21/2016 Borrower was very upset that Borrower was not approved for a Streamline modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30000991	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  The last borrower contact was in regards to making a monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Notes only indicate that borrower was read their Bankruptcy mini miranda. No other information is available as it pertains to a bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30000992	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/25/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30000993	3	[3] Collection Comments - Incomplete -: Missing 04/18/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2017.  The borrower called to update the payment banking account information on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/18/2018
30000994	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/02/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2018.  Authorized 3rd party scheduled a payment.  The caller discussed assumption to the interest of successor-in-interest and emailed the death certificate.  Commentary dated 05/21/2018 confirmed the name of the successor-in-interest.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed as the borrower reinstated the loan on 05/26/2016; but no closure date was cited.
				05/31/2018	5/21/2018
30000995	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015 [2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/22/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  Unauthorized Third Party with borrower called and was transferred to Customer Service for additional assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/17/2018
30000996	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2017.  The servicer received email from borrower stating that servicer is not reporting as current with credit bureaus or not being reported as current after the loan was brought current by the modification. The servicer responded and asked for a copy of the credit report for review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30000997	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015 [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/12/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stating the month of January is not being reported, and servicer advised a copy of report is in Meridian.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/6/2018
30000998	3	[3] Collection Comments - Incomplete -: Missing 01/18/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/18/2018
30000999	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  Outbound call.  Payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/19/2018
30001000	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  The borrower was contacted regarding the automatic payment form that was received and confirmed is on the automatic plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30001001	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  Per the notes, last borrower contact was 1/17/2018 when borrower called in to inquire about a government program to lower the interest rate and when 1098 would be sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30001002	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2017.  The last contact was made on 6/26/2017, in which the borrower requested a copy of the LMA from August 2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/25/2018
30001003	3	[3] Collection Comments - Incomplete -: Missing 03/22/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2017.  Spoke with borrower in regards to recent fee on account, advised borrower a late fee will be assessed if payment is received after the 16th of the current month due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30001004	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/20/2018
30001005	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	12/28/2017
30001006	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  The borrower called in and request to pay their own homeowners insurance going forward. The servicer advised that the the account is escrowed and has a shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30001007	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  The borrower cancelled all manual payments since the automatic draft is still active on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30001008	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/6/2018
30001009	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018.  The borrower called to make a payment for March and make an extra payment for 500.00 for Insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30001010	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015 [2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2018.  The borrower called in and scheduled a payment in the amount of $700.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Plan term: 60 months plan payments: $3200.00. Plan confirmed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/9/2018
30001011	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018.  Authorized third party made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30001012	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The servicer placed a courtesy call to borrower about their monthly installment but the borrower did not have time to speak so advised that he will call later.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30001013	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The borrower was advised of last payment made and principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30001014	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  The authorized third party, spouse, called in to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30001015	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  Borrower wanted to know why he is being charged for insurance when he pays the insurance separately.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30001016	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/29/2018
30001017	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 06/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  Borrower called to inquire about the corporate advances on account. Servicer advised fees are from when account was in default and include inspection and foreclosure expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30001018	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2017.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30001019	3	[3] Collection Comments - Incomplete -: Missing 04/20/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/24/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  The last borrower contact was in regards to the billing statement not reflecting the last payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/20/2018
30001021	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2017.  The borrower was contacted and they advised their authorized spouse would make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/9/2018
30001022	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2017.  Borrower called in regarding cancellation notice from XXXX, borrower was advised to contact XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/25/2018
30001023	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  The borrower made a one time draft payment in the amount of $1135.88
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30001024	3	[3] Collection Comments - Incomplete -: Missing 04/18/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018.  Borrower called in and scheduled a payment for draft amount of  $1,304.45
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/18/2018
30001025	3	[3] Collection Comments - Incomplete -: Missing 04/18/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018.  The borrower received a courtesy call and borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/18/2018
30001027	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  The borrower called in and stated received a 404 notice stating that XXX will now own mortgage. The agent advised borrower that the just means that the investor within XXX will change but will still make the payments to XXX. The agent advised borrower that the auto pay will continue. The borrower disconnected after I realized he did not have auto pay but did call in December to make 6 months worth of payments. The servicer called borrower back and advised he did not have auto pay but that he called in 6 months worth of payments in December. The borrower rescheduled payments through November . The borrower was advised can start auto draft online and advised of the website, username and password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/30/2018
30001028	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/4/2018
30001029	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  Courtesy call to borrower, payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30001030	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018.  The called in to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/7/2018
30001031	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  The last contact was made on 5/15/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/6/2018
30001032	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/30/2018
30001033	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  Borrower scheduled several payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/4/2018
30001034	3	[3] Verbal Dispute - No indication servicer ever responded and appears issue still active
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  Servicer called Borrower and scheduled payments for April, May, and June in the amount of $647.48.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/19/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates No indication servicer ever responded and appears issue still active.  Borrower claims he spoke to agent and scheduled Feb 2018 payment- payment was not taken.  Borrower has requested the call be reviewed and any applicable late fees be waived
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/19/2018
30001035	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  The borrower called in and made a payment in amount of $1214.07 and was provided with the confirmation number. The agent discussed payment change for 05/01/2018 in amount of $1147.43.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30001036	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  The borrower contacted the servicer on 04/05/2018 to authorize a payment in the amount of $474.71.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30001037	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  Borrower's spouse requested payment history and 1098 year end statement; agent advised it could be viewed online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/1/2018
30001038	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2017.  At last contact, the borrower was called and scheduled five payments of $1081.11 each for 1/31/2018 through 5/31/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30001039	3	[3] MI Not Being Paid As Required [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The borrower stated that the payment had been mailed on the 1st.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30001040	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015 [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  The borrower was contacted to get clarification on her ACH dates. The borrower also made a on time draft payment in the amount of $960.81
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/17/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was contacted to get clarification on her ACH dates.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/25/2018
30001041	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  The borrower called about the decrease in the insurance premium and was instructed to have the insurance company send an updated policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/8/2018
30001043	3	[3] Collection Comments - Incomplete -: Missing 04/27/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  Borrower called in to make a one time draft payment in the amount of $1534.52
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30001044	3	[3] Collection Comments - Incomplete -: Missing 04/06/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/6/2018
30001045	3	[3] Collection Comments - Incomplete -: Missing 05/01/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	12/26/2017
30001046	3	[3] Collection Comments - Incomplete -: Missing 04/30/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/30/2018
30001047	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2017.  Servicer informed the borrower that funds will be be delivered back into his account via wire
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	12/28/2017
30001048	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  Borrower stated she is no longer on loan and servicer should call other borrower at number she provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30001049	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Borrower called regarding payment increase. Borrower advised increase is due to new escrow analysis and should be getting letter regarding changes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30001050	3
[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015

[2] Property is located in a FEMA disaster area.

 [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018.  The servicer made a courtesy call to borrower and spoke with borrower 2 who stated is trying to refinance the mortgage to get a lower payment. The borrower stated attempted to refinance through XXX but the closing costs were too high and the payment would only reduce by $32.00. The borrower asked for a copy of the loan modification agreement to reflect the arrearages being amortized into the unpaid principal balance. The agent advised will mail out next week.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/11/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit bureau's do not match VOM provided and borrower needs credit bureau corrected to refinance. The borrower referenced on 02/08/2018 that the credit bureau shows the loan in arrears and it needs to be fixed. Per commentary dated 03/23/2018, the borrower had attempted to refinance, and acknowledged that the arrearages had been amortized into the unpaid balance through modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: On 10/11/17 the property was reported being in a FEMA disaster zone. No damages reported.
				05/31/2018	3/23/2018
30001051	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018.  Borrower called and gave verbal authorization to speak with son. Borrower 1 passed away 3/6/2018 and borrower 2 only speaks Spanish. Third party scheduled a payment for $436.72, for 3/19/2018.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30001052	3	[3] Collection Comments - Incomplete -: Missing 03/19/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  The borrower called in to discuss payment options and returned servicers call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30001053	3	[3] Collection Comments - Incomplete -: Missing 04/03/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  borrower called to requets a change to his ACH
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/3/2018
30001054	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2017.  Commentary 10/20/17 indicates borrower calling about the insurance, informed it was paid on the 5th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/13/2018
30001055	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Borrower called to request co-borrower be removed from loan per divorce decree.  Servicer advised only way to remove other borrower is to refinance loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30001056	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Comments show borrower called in regarding principle payment they previously made. Servicer advised bill statement do no reflect principle payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/13/2018
30001057	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Borrower called to ask why they were assessed late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/7/2018
30001058	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2017.  The borrower stated they wanted their number removed from the call list and did not want to receive any further calls.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30001059	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2017.  The borrower was advised of possible refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/30/2018
30001060	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2018.  The borrower scheduled a payment for $1550.79.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30001061	3	[3] Collection Comments - Incomplete -: Missing 04/26/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called in to setup payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Comments confirm a very old bankruptcy on record.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/26/2018
30001062	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  The borrower made a one time draft payment in the amount of $923.23
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30001063	3
[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015

[2] Property is located in a FEMA disaster area.

 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  The servicer spoke with borrower and advised of 1098 and discussed deferred amount.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: 09/27/17, The property was reported as being in a FEMA disaster zone.  No damages reported.
				05/31/2018	6/7/2018
30001064	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  Borrower returned call and scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30001065	3	[3] Collection Comments - Incomplete -: Missing 04/27/2018 - 05/31/2018 [3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/26/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/27/2018
30001066	3	[3] Collection Comments - Incomplete -: Missing 04/11/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  Borrower called in asking for payment they had previously setup to be cancelled.  The automatic payment was set to pause for April and to resume in May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/11/2018
30001067	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018.  The borrower called and advised changed bank accounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  The plan was confirmed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30001068	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  The borrower called in to verify the payment schedule.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/15/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment disputed resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/31/2018
30001069	3	[3] Collection Comments - Incomplete -: Missing 04/30/2018 - 05/31/2018 [3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  Borrower called in to make a one time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comments show a very old bankruptcy on file which has been discharged and no longer active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	4/30/2018
30001070	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018.  The servicer called and spoke with borrower 2 who authorized agent to process payment in amount of $459.65 and was provided with the payment confirmation number. Advised would have to request for payment to be pushed through.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/14/2018
30001071	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  The last borrower contact was in regards to confirming a payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/31/2018
30001072	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  The borrower made a one time draft payment in the amount of $2298.01
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/23/2018
30001073	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Borrower called in and scheduled a payment in a draft in the amount of  $978.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30001074	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/19/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30001075	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  Outbound call to borrower.  Payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30001076	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  The servicer made a courtesy account manager introduction call and spoke with the borrower who made a payment including late fee in amount of $1095.81 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/07/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed credit reporting. The servicer corrected credit reporting and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30001077	3	[3] Collection Comments - Incomplete -: Missing 02/28/2018 - 05/31/2018
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017.  The borrower called for account update and maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/28/2018
30001078	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  Borrower called to schedule payment in the amount of $1800.00 for 04/16/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30001079	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/29/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  The borrower called to make a payment of $1895.57 for 05/29/2018. The servicer processed the payment and provided borrower with a confirmation number.  No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30001080	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/15/2018.  The last payment was received on 05/24/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borrower one called concerned about a payment that was made yesterday and is not yet posted to their bank account. Advised the borrower to allow a couple of days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30001082	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30001083	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2017.  The borrower called and made a one time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/15/2018
30001084	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  The borrower called, discussed refinancing options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30001086	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  The borrower called in to see if the letter of authorization was received and also to see if the bankruptcy was closed out.  The account was still showing active.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30001087	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018.  The borrower called in to say she will be sending her payment through bill pay tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30001088	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/20/2018.  The last payment was received on 05/07/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/7/2018
30001089	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  Borrower called made partial payment to complete April's payment, also includes part of the late fees. Also wanted to speak with someone regarding a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/8/2018
30001090	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  A motion for relief was filed XX/XX/XXXX.  Relief was granted XX/XX/XXXX, but bankruptcy was re-opened XX/XX/XXXX as default stipulation was agreed on and if borrower defaults then relief is automatically granted. Cramdown entered XX/XX/XXXX. UPB at $275000, 5%, PI payments $1476.26 beginning 05/01/2016, 30 year term. Notes indicate that when relief was granted cramdown was void, however, it does not appear that cramdown was reversed as current loan terms reflect cramdown terms.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30001091	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018.  The servicer called and spoke with borrower and advised that the loan is current and was just calling to advise of new account manager and that a card was mailed out this morning with account manager information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  A previous chap 13 bankruptcy, case XXX, was filed on XX/XX/XXXX and dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/10/2018
30001092	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/27/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2017.  Borrower calle.d in reference to rate change
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30001093	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018.  Last contact with the borrower they advised went online for bill status and it said pending. Borrower was advised no late charge per the system and would be expecting payment. Borrower was advised could not take payment until modification was implemented.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/8/2018
30001094	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/05/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30001095	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/26/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  The borrower made a payment in the amount of $707.34.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/11/2018
30001096	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  The servicer called and spoke wit the borrower regarding monthly payment and the borrower made payment in amount of $1177.55 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30001097	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/15/2015 - 08/05/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30001098	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  The borrower called for the mailing address for the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/6/2018
30001099	3	[3] Pay History - Incomplete - Missing: Incomplete - Missing 05/01/2015 - 08/06/2015
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2018.  The Servicer contacted borrower about making a payment, the borrower made a payment but the system rejects it as an invalid account number. The borrower called back and verified the account number was indeed correct and servicer manually processed the payment of 923.65 for 3/20/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/3/2018
30001100	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017.  Called and spoke with borrower who scheduled a payment in the amount of $276.30, effective 12/5/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/2/2018
30001101	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  No further specifics noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/1/2018
30001102	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018.  The borrower advised is paying the total amount due online today.  The customer already has the automatic debit form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/7/2018
30001103	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  The borrower called in and advised unable to access the website. The agent unlocked account and confirmed that the payment was made in amount of $1722.19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/15/2018
30001104	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  The borrower called in regarding the modification terms and requested a copy be faxed.  The borrower wanted to confirm it is now a fixed rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/13/2018
30001107	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017.  Last contact with the borrower they stated property is owner occupied and they were not impacted by the wildfires. Previously discussed modification with the borrower and he thought loan would be current during modification. Borrower was advised of the modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Previous chapter 7 discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/14/2018
30001108	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/1/2018
30001109	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2018.  The borrower called in and stated made a double payment and advised sent in bank statement. The agent advised that they have the bank statement and will request reversal of the payment and send it back to bank via wire.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/20/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower made a verbal payment dispute stating a double payment was made and agent advised borrower to send in copy of bank statement. Comment dated 03/20/2018 reflects that the borrower called in regarding the payment dispute and stated bank statement was sent in and the agent verified was received and is requesting reversal of one payment and will send to their bank via wire.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/21/2018
30001110	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018.  The borrower called, advised of the loan status, current next payment due for April 1, is $1389.17. Borrower one, said she wanted to make the payment today and she know about the processing fee, I did attempt to advise of the options options with out and with fees. Borrower one said she wanted the ach forms sent to her, payment was taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/26/2018
30001111	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018.  The borrower inquired about why the statements stopped being mailed out and was advised that they were sent out in error. The borrower was advised that if they are no longer represented by an attorney, the attorney must fax the release to be removed from the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/25/2018
30001112	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018.  Borrower two called to get instruction on how to process the  endorsed check for repairs. Transferred the borrower to the claims department for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/26/2018
30001113	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  The borrower advised the payment was made on 03/02/2018 through the bank.  The agent advised that the payment had not yet been received and that there would be a late fee if not received by 03/16/2018.  The customer discussed automatic draft and online payment options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The loan received a HAMP modification on XX/XX/XXXX.
				05/31/2018	3/13/2018
30001114	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/20/2018
30001115	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 04/30/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/25/2018
30001116	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The borrower was contacted regarding payment and stated will mail payment the next day.  The borrower confirmed occupancy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged in XX/XX/XXXX and noted as reopened on XX/XX/XXXX to allow for the cramdown to be applied.  The prior notes indicate the modification was completed with a first due date of XX/XX/XXXX during the prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/21/2018
30001119	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018.  The authorized third party called in to make the escrow shortage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/29/2017, the borrower reported property damage as a result of Hurricane Irma.  There is roof damage and missing shingles.  There is no evidence of an insurance claim being filed.  Property repairs have not started.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30001120	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  The borrower was advised of total amount due and requested password reset for online website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/14/2018
30001121	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2018.  The borrower called in to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/14/2018
30001122	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017.  The borrower called to verify the servicer had received their ACH form.  The servicer confirmed the ACH form was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30001124	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2017.  The borrower called in to advise when the payment would be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	12/26/2017
30001125	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018.  Borrower made a payment in amount of $2230.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/26/2018
30001126	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2017.  At last contact, the borrower called in regarding the forgiveness on  HAMP modification.  The servicer researched and determined 1/3 of the deferred balance was eligible for forgiveness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	12/5/2017
30001127	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2017.  Last contact with the borrower they advised getting calls. Borrower was advised in reference to the ACH payment and start date of 11/01/2017. Borrower was advised increase in payment is due to escrow shortage. Borrower stated could not pay escrow shortage. Borrower was advised it will be spread out over 12 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/24/2018
30001128	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  The borrower was advised of ACH payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30001129	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Borrower called to advise the money may not be available when scheduled payment is due. Servicer advised the borrower to monitor the account since it is too late to cancel the ACH.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/8/2018
30001130	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  At last contact, the borrower inquired on receipt of recent payment and if a late fee was assessed.  The borrower stated they would be sending an additional principal payment each month.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments on 10/02/2017 indicated the borrower was provided with the FEMA contact information. The borrower stated they filed an insurance claim due to Hurricane Irma and received a claim check for $1900.  The borrower stated the repairs were already completed but needs to contact the insurance company because the claim check is now stale dated.  An inspection has not been completed to confirm the repairs status and the borrower has not returned the claim packet sent by the borrower.  The borrower was advised on 02/07/2018 that the claim packet is needed.  The damage repair amount is estimated at $1,900.00.  Property repair is in process.  The property condition is fair.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The commentary dated 10/06/2015 states one of the borrowers is deceased.  On 10/20/2015 the servicer requested further proof of the deceased borrower and no further information was noted.
				05/31/2018	3/21/2018
30001131	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The borrower setup one payment for $695.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/13/2018
30001133	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018.  The borrower discussed the pending service transfer on 06/01/2018.  The agent confirmed that the loan will not be late if pays the month of June on 06/06/2018.  The customer promised to call before the month of June to make that payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/8/2018
30001134	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  The borrower called in and stated that XXXXX sent her to collection. The agent advised that they paid XXXXXX as they sent renewal and advised that XXXXXXX sent proof of insurance in late September after the effective date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/9/2018
30001135	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  Per the notes, last borrower contact was 1/4/2018 when borrower called in verified all information and requested information regarding ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/4/2018
30001136	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2017.  The borrower called for the insurance claims department and was advised to call back tomorrow as they were closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/1/2018
30001137	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018.  The borrower called and scheduled a payment for $4,4942.58.  The customer inquired why the unpaid principal balance is not going down.  The agent explained the amortization schedule.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/10/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in to dispute the payment increase.  The servicer advised the insurance was due at the time of the modification which resulted in an increase in payment due to being added with the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The commentary dated 11/09/2017 states the house needs a new roof and is not able to get insurance.  No further information was provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/9/2018
30001139	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2017.  At last contact, an authorized third party called in to make a payment over the phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/11/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received via an automated system and was completed the same date.  The borrower continued to dispute and on 02/0/2018 the borrower was sent a letter stating the reporting was correct and would not be changed.  The borrower submitted another dispute on 02/22/2018 and the response was noted as the credit reporting is correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/21/2018
30001143	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  The borrower called and made a payment in the amount of $1,800.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/20/2018
30001144	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/7/2018
30001146	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018.  Payment inquiry regarding additional amount due and if additional payment needs to be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/8/2018
30001147	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/26/2018
30001148	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018.  Per the notes, last borrower contact was 1/4/2018 when borrower called into to advise the next payment would be made on the 15th
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/23/2018
30001149	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  CH7 discharged prior to acquisition
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	12/21/2017
30001150	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Last  contact with the co-borrower they set up payment online for no charge for 03/16/2018. Borrower declined ACH. Discussed modification options with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/12/2018
30001151	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2017.  The borrower called in for assistance with the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/22/2018
30001152	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/20/2018
30001154	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  Borrower set up payment through bank not interested in ACH
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/21/2018
30001156	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/13/2018
30001157	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018.  Borrower called to inform they are changing insurance companies and provided the name and details for insurance company. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30001158	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	10/13/2017
30001159	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/13/2018
30001160	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Borrower stated that he is eating dinner with his son and will make a payment tonight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/7/2018
30001163	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2017.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/8/2018
30001164	3	[3] MI Not Being Paid As Required [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower is waiting for the inspection and can be reached at the home number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Comments on 10/03/2016 indicate that there was fire damage to the property. Comments on 03/22/2018 indicate that the 90% complete inspection is needed to close the claim.  Property repair is in process.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30001165	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018.  borrower called to obtain 1098
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30001167	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018.  Last contact spoke to authorized third party spouse and payment was set up 03/14/2018 and they also set up future ACH payments on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Chapter 13 filed on XX/XX/XXXX. Court dismissed chapter 7 case. No further specifics provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30001169	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2017.  The borrower called in for a general inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/23/2018
30001170	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  The borrower called in and stated was concerned about signing the modification that was sent out for resigning and notarizing when modification was closed in 2016. The agent advised borrower that the MERS sowing on lien holder was incorrect and new lien holder information needed to be put on modification documents. The borrower asked about payment amount on the cover letter and the enclosed ACH and agent advised borrower to ignore as payment amount was for when modification first closed and that they are currently on ACH. The agent advised that they need to record this documents after they sign and have notarized so they can have a valid modification and stated that without recording there will be no modification. The borrower stated will speak to her husband and call back. The borrower stated had an appointment with notary for 02/07/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The borrower is currently trying to complete a loan modification. The lender has Fedex a new updated loan modification for the borrower to sign. The loan is current per the payment history.
				05/31/2018	3/7/2018
30001171	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  The borrower called in for an account review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30001172	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018.  The last contact was made on 3/14/2018, in which the borrower provided a money gram reference number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/14/2018
30001173	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/20/2018
30001174	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018.  The servicer called and spoke with the borrower regarding payment and the borrower authorized agent to process payment in amount of $966.77 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	5/25/2018
30001175	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/8/2018
30001176	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  The borrower called, claims interest rate is too high, no hardship, wants to modify the loan again, advised that she can definitely reapply but there is no foreseeable hardship, suggested refinancing instead, requested origination documents, opened task, advised 60 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/12/2018
30001177	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  The servicer contacted the borrower for payment on account and advised the borrower of the lender placed insurance now on the account.  The borrower verified the property is owner occupied and advised they thought the insurance payment had been made. The borrower also authorized payment of $1946.83 for 01/19/2018. Service processed the payment and provided confirmation number. No further details noted regarding the lender placed insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/23/2018
30001178	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/14/2018
30001179	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  The borrower had issues with setting up the automatic payments due to filling out the form incorrectly. The borrower made a payment for $576.59 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/26/2018
30001181	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/14/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  The last contact was made on 2/1/2018, in which the borrower requested to have the online password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30001182	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  borrower called to make payment on the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/2/2018
30001183	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2017.  The borrower called in to inquire how to file a claim for a roof leak.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The damage is noted as a roof leak. There does not appear to be a claim filed as of 10/04/2017.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	12/5/2017
30001184	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/16/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  The borrower called in, stated that she sent a payment in via mail on 01/11/2018. The servicer advised borrower to make payments online as they have not yet received the mailed payment to avoid possible late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30001185	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 05/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  Representative advised the customer their user name and reset password.  Representative educated the borrower on how to make several payments using the company's website. Borrower made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30001186	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2017.  Borrower contact regrading changing ACH amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  The plan was confirmed on XX/XX/XXXX.  A prior Chapter 13 bankruptcy case was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/13/2018
30001187	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2017.  The borrower called in and made a payment in amount of $6553.11 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: The notes on 9/15/2017 show a modification was completed with a prior servicer in XX/XX/XXXX.
				05/31/2018	3/22/2018
30001189	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2017.  Spoke with insurance agent in regards to renewal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30001190	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/17/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2017.  The borrower called in to request a password reset to make an online payment of 967.63.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/16/2018
30001191	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/23/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2017.  Borrower spoke with agent discussed account status and verified subject tenant occupied.  The borrower inquired about correspondence received regarding credit.  The borrower stated the dollar amount had a - sign in front and unsure if a credit or debit.  The agent advised the amount of $233.02 was in fact a credit and referred the borrower to online options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/5/2018
30001195	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Talk to the borrower who made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30001196	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2017.  At last contact, the borrower called inquiring why payment was not drafter out of their account yet.  The servicer noted they did not have a payment scheduled for 9/1/2017 and offered to set one up over the phone.  The borrower stated they would pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  Prior case# XXX filed on XX/XX/XXXX and dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is tenant occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/8/2018
30001197	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	6/8/2018
30001198	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  The borrower was advised the new payment was adjusted and sent payment  for shortage and also made payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	2/19/2018
30001199	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower called in stated received a call and the agent advised account is current and not sure why was called.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/19/2018
30001200	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/22/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  The borrower called to make a payment for $2,137.23
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/15/2018
30001201	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/04/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  The borrower stated that had paid online and verified owner occupancy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/12/2018
30001202	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 04/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  Borrower spoke with agent discussed account status and verified subject owner occupied.  The borrower requetsed assistance with online password reset.
1/19/2018-  The borrower was advised of Hardest Hit fund program by the agent.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/11/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/23/2018
30001203	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  At last contact, the borrower called in to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/26/2018
30001204	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2018.  The last payment was received on 05/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2017.  The borrower received the ACH offer and will return it by 9/22 via fax.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/31/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute received via CBR automated system has been completed. Per notes dated 12/31/207, the credit report was incorrect and updated for Sep-Nov 2015 to reflect as current as result of modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/22/2018
30001205	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/15/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2018.  Representative advised the borrower of the total amount due and reset password.  Borrower to make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/14/2018
30001206	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borrower called to inquire if payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/8/2018
30001208	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 05/30/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	1/22/2018
30001209	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/08/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	12/19/2017
30001210	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 05/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  The borrower called to get a copy of the 1098 and was advised to try on-line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
 ADDITIONAL INFORMATION: N/A
				05/31/2018	3/8/2018